             As filed with the Securities and Exchange Commission
                               on January 5, 1996


                                                      Registration No. 811-08140
================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               _______________


                                  FORM N-1A


                              AMENDMENT NO. 4 TO

                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                       MANAGED SERIES INVESTMENT TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


               111 Center Street, Little Rock, Arkansas  72201
         (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                   _______________________________________


             Registrant's Telephone Number, including Area Code:
                                (800) 643-9691


                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                         Little Rock, Arkansas  72201
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               WITH A COPY TO:
                           Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                             Morrison & Foerster
                  2000 Pennsylvania Avenue, N.W., Suite 5500
                         Washington, D.C.  20006-1812


================================================================================

                               EXPLANATORY NOTE

        This amendment No. 4 to the Registration Statement of Managed Series Investment Trust (the "Trust") relates only to the Growth Stock and Short-Intermediate Term Master Series (the "Master Series") of the Trust. This amendment is being filed to reflect the addition of a new investment adviser, sub-investment adviser and custodian for each Master Series, to incorporate into the Part B each Master Series' unaudited financial statements for the six-month period ended August 31, 1995, to delete the description of certain inactive Master Series from, and to reflect other non-material changes to, the Registration Statement.



        This amendment to the Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940. However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not consitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in the Registrant.

                       MANAGED SERIES INVESTMENT TRUST


                         Growth Stock Master Series


                    Short-Intermediate Term Master Series


                                    PART A


                               January 3, 1996


Responses to Items 1 through 3 have been omitted pursuant to paragraph F.4. of the General Instructions to Form N-1A.

ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT.


         Managed Series Investment Trust ("Trust") is a no-load, open-end series investment company which was organized as a business trust under the laws of Delaware on October 28, 1993. The Trust currently offers two series: the Growth Stock Master Series and the Short-Intermediate Term Master
Series. Beneficial interests in the Master Series of the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Series of the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or other "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act.

         The investment objective of the GROWTH STOCK MASTER SERIES is to provide investors with above-average long-term total return, with a primary focus on capital appreciation. Current income is a secondary consideration. The Master Series seeks to provide investors with a rate of total return that, over a three to five year time horizon, exceeds that of the S&P 500 Index (before fees and expenses) over comparable periods by investing in a diversified portfolio consisting primarily of growth-oriented common stocks.

         The investment objective of the SHORT-INTERMEDIATE TERM MASTER SERIES is to provide investors with a total return, before fees and expenses, exceeding that of the Lehman Brothers Intermediate Government/Corporate Bond Index ("LB Intermediate Bond Index"). The Master Series seeks to achieve its investment objective by investing in a mix of the following types of securities: U.S. Treasury and agency debt securities, corporate bonds, collateralized mortgage obligations and mortgage-backed securities, other types of asset-backed securities and money market instruments.





INVESTMENT POLICIES RELATING TO THE GROWTH STOCK MASTER SERIES:

         The Master Series invests primarily in the common stocks of those growth-oriented, small- and medium-sized corporations that the Master Series' investment adviser believes have potential for above-average, long-term capital appreciation. These growth-oriented stocks typically have some or all of the following characteristics:

         o       Low or no dividends

         o       Relatively small market capitalizations

         o       Less market liquidity

         o       Relatively short operating histories

         o       High debt-to-equity ratios

         o Involvement in rapidly growing/changing industries and/or new technologies

         The Master Series invests in a diversified portfolio of growth-oriented common stocks and does not concentrate its investments in a particular industry. Under normal market conditions, the Master Series' portfolio contains common stocks of at least 20 corporations in multiple industry groups, with the majority of these holdings consisting of stocks of established growth companies, turnaround or acquisition candidates, or larger capitalization companies that present one or more of the above characteristics.

         Additionally, the Master Series may, from time to time, acquire securities through initial public offerings, and may acquire and hold common stocks of smaller and newer issuers, which are subject to the additional risks described below. It is expected that no more than 40% of the Master Series' assets will be invested in these more aggressive securities at one time.


         Investments in smaller companies may offer greater opportunities for capital appreciation than larger, more established companies, but they also may involve greater risk. For example, smaller companies may have limited product lines, markets or financial and management resources. From time to time, the Master Series' investment adviser or sub-adviser may determine that conditions in the securities markets make pursuing the Master Series' basic investment strategy inconsistent with the best interests of the Master Series' investors. At such times, the adviser or sub-adviser may reduce the Master Series' exposure to the stock market in order to reduce fluctuations in the value of the Master Series' assets. The Master Series could invest up to 30% of its net assets in preferred stocks, government obligations or in debt securities that are convertible into common stock; it could also increase its investments in money market securities. At most, 5% of the Master Series' net assets are invested in convertible debt securities that are either rated below the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or S&P, or unrated securities determined by The Master Series' investment adviser to be of comparable quality. Securities rated in the fourth highest rating category (i.e., rated BBB by S&P or Baa by Moody's) are regarded by S&P as having an adequate capacity to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make such repayments. Moody's considers such securities as having speculative characteristics.


         The Master Series pursues an active-trading investment strategy, and the length of time the Master Series has held a particular security is not generally a consideration in investment decisions. Accordingly, the Master Series' portfolio turnover rate may be higher than that of other funds that do not pursue an active-trading investment strategy. Portfolio turnover generally involves some expense to the Master Series, including brokerage commissions or dealer mark- ups, and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences. The Master Series does not expect to have a portfolio turnover rate exceeding 200%.

         Although the Master Series holds a number of larger capitalization stocks, under normal market conditions more than 50% of the Master Series' total assets are invested in companies with smaller to medium capitalizations. The Master Series invests primarily in companies with a market capitalization of $50 million or greater, but may invest in companies with a market capitalization under $50 million if the investment adviser to the Master Series believes such investments to be in the best interests of the Master Series.
The majority of the Master Series' investments are currently in companies with market capitalizations, at the time of acquisition, of up to $750 million. As a matter of strategy, the larger capitalized issues in the Master Series are generally "core" positions that the Master Series may hold for relatively long periods of time.


         Under ordinary market conditions, at least 65% of the value of the total assets of the Master Series will be invested in common stocks that are expected by the Master Series' adviser or sub-adviser to have better-than-average prospects for capital appreciation.


         The Master Series may temporarily hold assets in cash or make short-term investments to the extent appropriate to maintain adequate liquidity for redemption requests or other cash management needs, or for temporary defensive purposes. The short-term investments that the Master Series may purchase for liquidity purposes include U.S. Treasury bills, shares of other mutual funds and repurchase agreements (as described below).

INVESTMENT POLICIES RELATING TO THE SHORT-INTERMEDIATE TERM MASTER SERIES:

         The Master Series seeks to maintain an overall average weighted portfolio maturity generally in the 2-to-5 year range. Under normal market conditions, the Master Series will invest at least 65% of its total assets in securities having an average weighted portfolio maturity in the 2-to-5 year range. Under unusual market conditions, the Master Series may shorten or lengthen its average weighted portfolio maturity beyond the 2-to-5 year range.

         The LB Intermediate Bond Index consists of government (Treasury and agency) and corporate debt obligations with remaining maturities between one and ten years. Each issue is represented in the LB Intermediate Bond Index in proportion to its outstanding market value. The exact composition of the LB Intermediate Bond Index varies according to the characteristics of the securities outstanding in the marketplace.


         Only investment-grade securities are considered for investment. These securities are identified by their ratings according to one of two major rating services, S&P and Moody's Investors Service, Inc. ("Moody's"). The rating systems employed by each service are described in the Appendix to this Prospectus. Each service classifies securities into broad categories starting with "investment grade" at the top and ranging downward through more speculative classes, including so-called "junk bonds," to securities that are virtually worthless. The "investment grade" category is subdivided into four rating groups by both services. The four rating groups are called "AAA"/"Aaa," "AA"/"Aa," "A/A," and "BBB"/"Baa" by S&P and Moody's, respectively. Obligations with the lowest investment grade rating have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade debt obligations. The Master Series may invest in securities of all four rating groups; however, most of the Master Series' assets are invested in securities that, at the time of purchase, are rated in the third group or higher, denoted "A" or better by both rating services. Asset-backed securities are further restricted to the top two rating groups at time of purchase. Mortgage- related securities which are issued or guaranteed by U.S. Government agencies are all currently considered to be in the highest rating category. Subsequent to its purchase by the Master Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum
rating required for purchase by the Master Series.   The adviser and
sub-adviser consider such an event in determining whether the Master Series should continue to hold the obligation. To the extent the Master Series continues to hold such obligations, it may be subject to additional risk of default.


         In the marketplace it is generally the case that higher-risk securities carry higher yields-to-maturity. That is, investors tend to demand higher returns for securities with longer maturities or lower credit quality rating than for similar securities of shorter maturities or higher credit quality ratings. The amount of increased return for increased risk, however, changes from time to time. The Master Series seeks to emphasize those maturity segments or rating groups that appear to offer the most favorable returns to their risks, within the maturity and quality ranges described above.

         The Master Series may invest some of its assets (no more than 10% of total assets under normal market conditions) in high quality money market instruments, which include U.S. Government obligations, obligations of domestic and foreign banks, repurchase agreements, commercial paper (including variable amount master demand notes) and short- term corporate debt obligations. Such investments are made on an ongoing basis to provide liquidity and, to a greater extent on a temporary basis, when there is an unexpected or abnormal level of investor purchases or redemptions of Master Series shares or when "defensive" strategies are appropriate.

         The portfolio turnover rate for the Master Series is not expected to exceed 300%. Portfolio turnover generally involves some expense to the Master Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short- term capital gains tax consequences.

ITEM 5.  MANAGEMENT OF THE TRUST.

         The Trust's Board of Trustees provides broad supervision over the affairs of the Trust and its Master Series.




         The Trust has retained the services of BZW Barclays Global Fund Advisors ("BGFA") as investment adviser to each Master Series. Wells Fargo Bank, N.A. ("Wells Fargo Bank") serves as sub-investment adviser to each Master Series and, prior to January 1, 1996, served as investment adviser to each Master Series. Stephens Inc. ("Stephens") serves as sponsor, distributor and administrator. The Board of Trustees of the Trust is responsible for the general management of the Trust and supervising the actions of BGFA, Wells Fargo Bank and Stephens in these capacities.



INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER



         BGFA, pursuant to separate advisory contracts with each Master Series (the "BGFA Advisory Contracts"), serves as investment adviser to each of the Master Series. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA") with and into an affiliate of Wells Fargo Institutional Trust Company ("WFITC"). BGFA is now a wholly owned subsidiary of WFITC which, effective January 1, 1996, changed its name to BZW Barclays Global Investors, N.A. ("BGI"). BGFA is an indirect subsidiary of Barclays Bank PLC ("Barclays") and is located at 45 Fremont Street, San Francisco, CA 94105. As of January 1, 1996, BGFA and its affiliates provide investment advisory services for over $220 billion of assets under management.



         The BGFA Advisory Contracts are identical in all material respects, other than the identity of the parties, to the advisory contracts with Wells Fargo Bank, the previous investment adviser to each Master Series. The BGFA Advisory Contracts provide that BGFA shall furnish to each Master Series investment guidance and policy direction in connection with the daily portfolio management of such Master Series. Pursuant to the BGFA Advisory Contracts, BGFA furnishes to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of each Master Series.



         BGFA has retained Wells Fargo Bank as sub-investment adviser to each Master Series. Prior to January 1, 1996, Wells Fargo Bank served as investment adviser to each Master Series. As sub-investment adviser, Wells Fargo Bank is responsible for the day-to-day portfolio management of each Master Series. The same Wells Fargo Bank investment professionals that previously managed the investment portfolio of each Master Series continue to manage, subject to the overall supervision of BGFA, each Master Series' investment portfolio. Currently, Wells Fargo Bank is the investment adviser or sub-investment adviser to five other registered investment companies. Wells Fargo Bank, a wholly owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94105. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of January 1, 1996, Wells Fargo Bank provides investment advisory services for approximately $33 billion of assets under management.



         BGFA is entitled to receive monthly fees at the annual rate of 0.60% and 0.45% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Series, respectively, as compensation for its advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of a Master Series and, accordingly, have a favorable impact on the return and yield of such Master Series. Wells Fargo Bank is entitled to receive from BGFA monthly fees at the annual rate of 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Series, respectively, as compensation for its sub-advisory services.



         For the period from May 26, 1994 to February 28, 1995, the Growth Stock Master Series and the Short-Intermediate Term Master Series paid a fee at the annual rate of 0.56% and 0.18%, respectively, of their average daily net assets to Wells Fargo Bank for its services as investment adviser.



         Purchase and sale orders of the securities held by the Master Series may be combined with those of other accounts that Wells Fargo Bank manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Master Series and other accounts managed by Wells Fargo Bank, it undertakes to allocate those transactions among the participants equitably. From time to time, a Master Series, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

         Morrison & Foerster, special counsel to Wells Fargo Bank and counsel to the Trust, has advised Wells Fargo Bank and the Trust that Wells Fargo Bank should be able to perform the services contemplated by the Sub-Advisory Contracts and the Agency Agreement without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


PORTFOLIO MANAGERS




         THE GROWTH STOCK MASTER SERIES

Jonathan Hickman has been primarily responsible for the day-to-day management of the portfolio of the Master Series since its inception. Mr. Hickman manages several Wells Fargo Bank collective funds with the same investment objective as the Master Series, as well as equity and balanced portfolios for individuals and employee benefit plans. He has approximately 10 years experience in the investment management field and is a member of Wells Fargo's Equity Strategy Committee. He has a B.A. and an M.B.A. in finance from Brigham Young University.

         THE SHORT-INTERMEDIATE TERM MASTER SERIES

Mr. Scott Smith has been co-manager of the portfolio of the Master Series since June 28, 1995. He joined Wells Fargo Bank in 1988 as a taxable money market portfolio specialist. His experience includes a position with a private money management firm with mutual fund investment operations. Mr. Smith holds a B.A. degree from the University of San Diego and is a chartered financial analyst.

Ms. Tamyra Thomas, who co-manages the portfolio of the Master Series with Mr. Smith, has been both manager and co- manager of the portfolio of the Master Series since its inception. Prior to joining Wells Fargo Bank in 1988, Ms. Thomas was Vice President and Manager of the Investment Department of Valley Bank and Trust in Utah. She holds a B.S. from the University of Utah.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


         BGI serves as custodian to each Master Series and is located at 45 Fremont Street, San Francisco, California 94105. BGI is a wholly owned subsidiary of BZW Barclays Global Investors Holdings, Inc. (formerly, The Nikko Building U.S.A., Inc.) and is also an indirect subsidiary of Barclays. Prior to January 1, 1996, BGI was known as Wells Fargo Institutional Trust Company, N.A. ("WFITC") and WFNIA and Wells Fargo & Company together owned 100% of WFITC's outstanding voting securities. Wells Fargo Bank acts as each Master Series' Transfer and Dividend Disbursing Agent, and performs these agency activities at 525 Market Street, San Francisco, California 94105.

Sponsor, Administrator and Placement Agent

         Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Trust under which Stephens acts as administrator for the Master Series of the Trust. Stephens does not receive a fee from the Trust for providing administrative services to the Master Series.

         The Administration Agreement with the Trust states that Stephens shall provide as administrative services, among other things: (i) general supervision of the operation of the Master Series, including coordination of the services performed by the investment adviser, transfer agent, custodian, independent accountants and legal counsel; regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and any state securities commissions; and preparation of proxy statements and investor reports for the Trust; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Trust and pays the compensation of the trustees, officers and employees of the Trust who are affiliated with Stephens.


         Subject to the overall supervision of the Trust's Board of Trustees, Stephens also acts as Placement Agent for the sale of interests of the Master Series. Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. The Trust will not purchase securities from Stephens, BGFA, Wells Fargo Bank, or their respective affiliates, as principal, without an exemptive order from the SEC.


MASTER SERIES EXPENSES


         From time to time, BGFA and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any waivers or reimbursements will reduce a Master Series expenses. Except for the expenses borne by Stephens and BGFA each Master Series bears all costs of its operations.



         The BGFA Advisory Contracts for each Master Series provide that if, in any fiscal year, the total aggregate expenses of a series incurred by, or allocated to, such Master Series and other investment companies investing in the Master Series (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under any distribution plan) exceed the most restrictive expense limitation applicable to such investment companies imposed by the securities laws or regulations of the states in which such investment companies' shares are registered for sale, BGFA shall waive its fees under the BGFA Advisory Contracts for the fiscal year to the extent of the excess, or reimburse the excess, but only to the extent of their fees. The BGFA Advisory Contracts further provide that the total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the Advisory Contracts shall be reduced as necessary. The most stringent applicable state restriction for investment companies limits these expenses for any fiscal year to 2.50% of the first $30 million of an investment company's average net assets, 2.0% of the next $70 million of average net assets and 1.50% of the average net assets in excess of $100 million.



         Except for the expenses borne by Stephens and BGFA, each Master
Series bears all costs of its operations, including the compensation of its trustees who are not officers or employees of Stephens or BGFA or any of their affiliates; advisory and administration fees; interest charges; taxes; fees and expenses of independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming interests in the Trust; expenses of preparing and printing any prospectuses; investor reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those for keeping books and accounts and calculating the net asset value of investments in the Trust; expenses of investor meetings; pricing services; organizational expenses; and any extraordinary expenses. Extraordinary expenses of the Trust are allocated among all the Master Series of the Trust in a manner proportionate to the net assets of each Master Series on a transactional basis, or such other basis as the Trust's Board of Trustees deem fair and equitable.


ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES.

ORGANIZATION AND INTERESTS

         The Trust is organized as a trust under the laws of the State of Delaware. Investors in the Trust are each liable for all obligations of the Trust. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

         The Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in series of the Trust, and to permit investors to increase or decrease their interest in the series of the Trust. The Trust has no intention to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Trustees, it is necessary or desirable to submit matters for an investor vote. Investors holding 10% or more of the shares outstanding and entitled to vote are entitled to call a meeting of investors for purposes of voting on removal of a Trustee or Trustees of the Trust.

         Each investor is entitled to a vote in proportion to the amount of the investor's investment in the Trust. Interests in a Master Series of the Trust may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. All interests in a Master Series of the Trust, when issued, will be fully paid and nonassessable, and investors have no preemptive rights. A more detailed statement of the rights of investors is contained in the SAI.


         As of December 15, 1995, the Growth Stock Fund and the Short-Intermediate Term Fund of Stagecoach Inc., 111 Center Street, Little Rock, Arkansas 72201, owned approximately 100% of the voting securities of the Growth Stock Master Series and approximately 100% of the voting securities of the Short- Intermediate Term Master Series, respectively, and each Fund could be considered a controlling person under the 1940 Act of the corresponding Master Series.




         MASTER SERIES SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE MASTER SERIES INVOLVES CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

DIVIDENDS AND DISTRIBUTIONS


         The net investment income of a Master Series generally will be declared and paid as a dividend daily to all investors of record as of 1:00 p.m. (Pacific time) with respect to each Master Series. Net investment income for a Saturday, Sunday or Holiday (as defined below) will be declared as a dividend to investors of record as of 1:00 p.m. (Pacific time) on the previous business day with respect to each Master Series. All the net investment income of a Master Series so determined is allocated pro rata among the investors in such Master Series at the time of such determination.



         Dividends and capital gain distributions, if any, paid by a Master Series will be reinvested in the investor's interest in such Master Series at net asset value and credited to the investor's account on the payment date.


TAXES

         Based upon the anticipated method of operation of each Master Series of the Trust, the Trust believes that each Master Series will qualify for federal income tax purposes as a partnership. The Trust therefore believes that each Master Series will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Series of the Trust will be taxable on its distributive share of such Master Series of the Trust's ordinary income and capital gain, if any, in determining its federal income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

         It is intended that each Master Series' assets, income and distributions will be managed in such a way that a regulated investment company investing in such Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in such Master Series.

         Investor inquiries should be directed to the Managed Series Investment Trust, 111 Center Street, Little Rock, Arkansas 72201.

ITEM 7.  PURCHASE OF SECURITIES.


         Interests in a Master Series may be purchased on any day such Master Series is open. Each Master Series is open for business each day the New York Stock Exchange ("NYSE") is open for trading ("NYSE Business Day"). The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday").


         The Trust is a no-load open-end series investment company which was organized as a business trust under the laws of Delaware on October 28, 1993. Beneficial interests in a Master Series of the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in a Master Series of the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         There is no minimum initial or subsequent purchase amount in a Master Series of the Trust. The Trust on behalf of its Master Series reserves the right to reject any purchase order. If accepted by a Master Series of the Trust, investments in such Master Series may be made in exchange for securities which are eligible for acquisition by such Master Series as described in this Part A. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of such Master Series and must be delivered to such Master Series by the investor upon receipt from the issuer.


         A Master Series will not accept securities in exchange for interests unless: (1) such securities are, at the time of the exchange, eligible for purchase by such Master Series; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by such Master Series under the 1933 Act or under the laws of the country in which the principal market for such securities exists, or otherwise;
(3) the value of any such security (except U.S. Government securities) being exchanged together with any other securities of the same issuer owned by a Master Series will not exceed 5% of the net assets of such Master Series immediately after the transaction; and (4) such securities are consistent with the Master Series' investment objective and policies, as applied by BGFA.



         Interests in a Master Series are offered continuously at the net asset value next determined after a purchase order is effective without a sales load. Purchase orders for interests in a Master Series will be effected by 1:00 p.m. (Pacific time) on any NYSE Business Day.



         Each investor in a Master Series may add to or reduce its investment in such Master Series on any NYSE Business Day.

The NAV of each Master Series is calculated at 1:00 p.m. on any NYSE Business Day. The value of each investor's beneficial interest in a Master Series will be determined by multiplying the net asset value of such Master Series by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in a Master Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Master Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in a Master Series as of 1:00 p.m. on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in a Master Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of such Master Series as of 1:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in such Master Series by all investors in a Master Series. The percentage so determined will then be applied to determine the value of the investor's interest in a Master Series as of 1:00 p.m. on the following NYSE Business Day.


         By investing in the Trust, an investor appoints the Transfer Agent, as agent, to establish an open account to which all investments will be credited, together with any dividends and capital gain distributions that are paid in additional interests in the Trust.

DETERMINATION OF NET ASSET VALUE


         The net asset value of each Master Series is determined on any NYSE Business Day.





         Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, the other assets of each Master Series are valued at current market prices, or, if such prices are not readily available, at fair value as determined in good faith in accordance with guidelines approved by the Trust's Board of Trustees. Prices used for such valuations may be provided by independent pricing services.


         The exclusive placement agent for the Trust is Stephens.   Stephens
receives no additional compensation for serving as placement agent for the Trust.

ITEM 8.  REDEMPTION OR REPURCHASE.


         An investor in a Master Series may withdraw all or a portion of its investment on any NYSE Business Day at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to such Master Series. The Master Series make no charge for redemption transactions. The proceeds of a withdrawal will be paid by the Master Series in federal funds normally on the day after the withdrawal is effected, but in any event within seven days. At a Master Series' option, payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. Investments in a Master Series may not be transferred.

         The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or Holidays) or trading on the NYSE is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

ITEM 9.  PENDING LEGAL PROCEEDINGS.

         Not applicable.

APPENDIX -- ADDITIONAL INVESTMENT POLICIES

         The following describes certain instruments in which the Master Series of the Trust may invest.

         MUNICIPAL SECURITIES

         Subject to the maturity and other restrictions under Rule 2a-7, the Master Series may invest in Municipal Obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the Master Series may invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Master Series' fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income taxes and not subject to the federal alternative minimum tax.

         The Master Series will invest in the following municipal obligations with remaining maturities not exceeding 13 months:

                 (i) long-term municipal bonds rated at the date of purchase "As" or better by Moody's or "AA" or better by S&P;

                 (ii) municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+", "SP-1" or "SP-2" by S&P; and

                 (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", "A-1" or "A-2" by S&P.

         U.S. GOVERNMENT OBLIGATIONS


         Each Master Series each may invest in various types of U.S. Government obligations with remaining maturities of up to thirteen months. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturities. Treasury bills, the most frequently issued marketable government securities, have maturities of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.




         SHORT-TERM CORPORATE DEBT INSTRUMENTS


         The Growth Stock Master Series may invest in commercial paper (including variable-amount master demand notes), which is short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Wells Fargo Bank, as sub-investment adviser, will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Wells Fargo Bank, pursuant to the direction of the Trust's Board of Trustees, will determine the liquidity of those instruments which have a demand feature that is not exercisable within seven days, provided an active secondary market exists.


         The Growth Stock Master Series also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Series will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Series. Wells Fargo Bank will consider such an event in determining whether the Master Series should continue to hold the obligation. To the extent the Master Series continues to hold such obligations, it may be subject to additional risk of default.

         The Master Series also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Series will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Series. Wells Fargo Bank will consider such an event in determining whether the Master Series should continue to hold the obligation. To the extent the Master Series continues to hold such obligations, it may be subject to additional risk of default.

         WHEN-ISSUED SECURITIES


         Certain of the securities in which each Master Series invests are purchased on a when- issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Each Master Series makes commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.



         Each Master Series segregates cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to their commitments to purchase when-issued securities. If the value of these assets declines, each Master Series segregates additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments. The Master Series do not currently intend to invest more than 5% of their net assets in when-issued securities during the coming year.


         FLOATING- AND VARIABLE-RATE INSTRUMENTS


         Certain of the debt instruments that each Master Series may purchase bear interest at rates that are not fixed, but vary with, for example, changes in specified market rates or indices or at specified intervals. These instruments typically have maturities of more than thirteen months but may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that each Master Series may purchase include certificates of participation in such obligations purchased from banks.



         Wells Fargo Bank, as sub-investment adviser to each Master Series, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the time a Master Series elects to demand payment and the time payment is due, thereby affecting such Master Series' ability to obtain payment at par. Wells Fargo Bank in accordance with the guidelines approved by the Trust's Board of Trustees, and subject to the overall supervision of BGFA as investment adviser, determines the liquidity of those instruments which have a demand feature that is not exercisable within seven days, provided that an active secondary market exists.

         REPURCHASE AGREEMENTS


        Each Master Series may enter into repurchase agreements wherein the seller of a security to a Master Series agrees to repurchase that security from such Master Series at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during this period. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Master Series may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by such Master Series. All repurchase agreements are fully collateralized based on values that are marked to market daily. If the seller defaults and the value of the underlying securities declines, the participating Master Series may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the participating Master Series' disposition of the security may be delayed or limited. Each Master Series enters into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees of the Trust and that are not affiliated with BGFA, The Master Series' investment adviser, or Wells Fargo Bank, the Master Series' sub-investment adviser. Each Master Series may enter into pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


         FOREIGN OBLIGATIONS


         The Growth Stock Master Series may invest up to 25% of its total assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


         LOANS OF PORTFOLIO SECURITIES


         Each Master Series may lend securities from its portfolio to domestic brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other liquid high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Series with respect to the loan, is maintained with such Master Series. In determining whether to lend a security to the particular broker, dealer or financial institution, the Master Series' investment adviser or sub-adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Master Series receives as collateral do not become part of such Master Series' portfolio at the time of the loan and, in the event of a default by the borrower, the Master Series, if permitted by law, will dispose of such collateral except for such part thereof that is a security in which such Master Series is permitted to invest. During the time securities are on loan, the borrower pays the Master Series any accrued income on those securities, and the Master Series may invest the cash collateral in high-quality money market instruments and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The securities acquired with such collateral will be segregated as discussed above.


         In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Master Series could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the securities borrowed. However, loans are made only to borrowers deemed by Wells Fargo Bank as sub-investment adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The Master Series do not lend securities having a value that exceeds 50% of the current value of their respective total assets. Loans of securities by the Master Series are subject to termination at the Master Series' or the borrower's option. The Master Series may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the investment adviser, sub-investment adviser or the distributor.


         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS


         The Growth Stock Master Series may have temporary cash balances on account of new purchases, dividends, interest and reserves for redemptions, which the Master Series may invest in the following high-quality money market instruments: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank in its discretion as sub-investment adviser; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of no more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment: (a) have more than $10 billion, or the equivalent in other currencies, in total assets; (b) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (c) in the opinion of Wells Fargo Bank, as sub-investment adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Series.


         OBLIGATIONS OF CORPORATIONS AND FOREIGN ENTITIES

         The Short-Intermediate Term Master Series may invest in debt securities issued by domestic corporations, U.S. dollar-denominated debt securities issued by Canadian corporations, Yankee bonds and supra-national obligations. Yankee bonds are U.S. dollar-denominated obligations issued by foreign governments or companies. Supra-national obligations are U.S. dollar-denominated obligations issued by international entities such as the World Bank and the Inter-American Development Bank.

         SECURITIES BACKED BY MORTGAGES

         The Short-Intermediate Term Master Series may purchase Mortgage-Backed Securities ("MBSs"), which are pass- through certificates representing interests in a pool of loans secured by mortgages. The resulting cash flow from those mortgages is used to pay principal and interest on the certificates. The MBSs in which the Master Series may invest are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). MBS investors receive monthly payments based on a pro-rata share of interest and principal payments (and prepayments) on the underlying mortgage pool, less GNMA's, FNMA's or FHLMC's fees and any applicable loan servicing fees.

         GNMA guarantees the full and timely payment of principal and interest on GNMA certificates. The GNMA guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to meet payment obligations arising from its guarantee. Since GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development, GNMA guarantees are also general obligations of the United States and, as such, are backed by the full faith and credit of the federal government. In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass- Through Certificates ("Fannie Maes") which are solely the obligations of FNMA and are neither backed by, nor entitled to, the full faith and credit of the United States. FHLMC also is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, FHLMC MBSs are not guaranteed by the United States or by a Federal Home Loan Bank and do not constitute a general obligation of the United States or any Federal Home Loan Bank. FHLMC guarantees timely payment of interest and ultimate payment of principal due under the obligations it issues. However, because FNMA and FHLMC are government-sponsored enterprises, their securities are considered to be high quality investments that present minimal credit risks.

         The mortgages underlying MBSs guaranteed by GNMA are fully insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration. Mortgages underlying MBSs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

         The Master Series also may invest up to 25% of its total assets in collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government instrumentalities (including government-sponsored enterprises) or collateralized by U.S. Government obligations. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class is issued at a specified coupon rate with a stated maturity or final distribution date. The principal and interest payments in the collateral pool may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on CMOs of one class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         The Master Series may purchase CMOs that are:

         (1) collateralized by fixed rate or adjustable rate mortgages that are guaranteed, as to payment of principal and interest, by a U.S. Government agency or instrumentality (including a government-sponsored enterprise);

         (2) directly guaranteed, as to payment of principal and interest, by the issuer, which guarantee is collateralized by U.S. Government securities; or

         (3) collateralized by MBSs which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises).

         The coupon rate of one or more CMO classes may reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). The interest rates on the mortgages underlying the MBSs and the CMOs in which the Master Series may invest may be adjustable. In this case, they generally are readjusted at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those based on certain financial aggregates, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three- month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six- month or one-year LIBOR, a published prime rate, or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

         The range of fluctuation of interest rates on certain adjustable rate mortgages ("ARMs") may be limited by "caps" or "floors." A "cap" is a ceiling or maximum interest rate under a mortgage note. A "floor" is a minimum interest rate under a mortgage note. To the extent that the interest rates on the ARMs underlying MBSs or CMOs cannot be adjusted in response to interest rate changes due to the existence of "caps" or "floors" on interest rate movements, the MBSs or CMOs are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause the CMOs or MBSs backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below such floors can be expected to cause the CMOs or MBSs backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors. The value of MBSs, CMOs and ARMs will fluctuate to the extent interest rates on the underlying ARMs differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, holders of MBSs, CMOs or ARMs could experience some loss (or less gain than otherwise might be achieved) if they sell these investments before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

         The holders of CMOs and MBSs not only receive scheduled payments of principal and interest, but also receive additional principal payments representing prepayments on the underlying mortgages. A certain level of prepayments is factored into the price of most CMOs, since historical experience shows that a certain percentage of mortgages will be repaid or refinanced before maturity. When market interest rates change, however, prepayment behavior changes. When market interest rates are high, homeowners tend to refinance less, which slows the rate of prepayments. When market interest rates are low, the rate of prepayments tends to accelerate. Lower market interest rates are a positive influence on the value of a CMO, as they are on any fixed-rate investments. At the same time, however, the risk that an investor will receive more prepayments than anticipated and must therefore reinvest at lower prevailing market rates is a negative influence on the CMO's value. The net effect of falling interest rates on a CMO's price depends on the relationship between interest rates and CMO prices which, in turn, depends on a number of factors including whether the CMO was trading at a discount or a premium before rates fell. Thus, it is possible for a move in interest rates to impact different classes of the same CMO series differently. (See the discussion of multiple classes, above.)

         As a non-fundamental policy, the Master Series will not invest in "interest only" or "principal only" securities.

         OTHER ASSET-BACKED SECURITIES

         The Short-Intermediate Term Master Series may invest in Asset-Backed Securities ("ABSs"), which are pass- through securities representing ownership interests in a pool of loans, leases, or installment contracts on personal property such as computers and automobiles (but not real estate). They are similar to MBSs in that they represent an undivided interest in a trust established to hold the assets. Investors receive their pro rata share of payments of interest and principal on the assets of the trust, less any servicing fees or interest margin paid to the sponsor of the trust. ABS issuers include finance companies, equipment leasing companies and banks. The life span of an ABS depends on the rate at which the underlying obligations are paid down by the borrowers. Faster prepayments of the underlying obligations will shorten the life of an ABS.

         All ABSs in which the Master Series may invest have one or more forms of credit enhancement, such as over collateralization, recourse to issuer, third party guaranty, a reserve fund, or a senior/subordinated security structure. The Master Series is protected against default risk, but not market risk, to the extent of such credit enhancements.

         The Master Series invests only in ABSs rated "AA" or higher by S&P, or "Aa" or higher by Moody's at the time of purchase. The Master Series does not purchase subordinated ABSs.

         BANK OBLIGATIONS

         The Short-Intermediate Term Master Series may invest in bank obligations, including, but not limited to, negotiable certificates of deposits ("CDs"), bankers' acceptances and fixed time deposits, subject to its fundamental policy of not investing 25% or more of its total assets in any particular industry. The Master Series limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). The Master Series limits its investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the Master Series' investment manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Master Series.

         Fixed time deposits are obligations of foreign branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Master Series' right to transfer a beneficial interest in the deposit to a third party.

         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         SHORT-TERM CORPORATE DEBT INSTRUMENTS

         The Short-Intermediate Term Master Series may invest in commercial paper (including variable amount master demand notes), which is short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         The Master Series may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

         The commercial paper investments of the Master Series at the time of the purchase must be rated "A-1" by S&P or "Prime-1" by Moody's or, if not rated, must be of comparable quality as determined by Wells Fargo Bank at its discretion. Subsequent to its purchase by the Master Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Series. Wells Fargo Bank will consider such an event in determining whether the Master Series should continue to hold the obligation. To the extent the Master Series continues to hold such obligations, it may be subject to additional risk of default.

         INVESTMENT POLICIES




         As a matter of fundamental policy, each Master Series may: (i) not purchase securities of any issuer (except U.S. Government obligations) if as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Series' total assets would be invested in the securities of such issuer or, with respect to 100% of its total assets, the Master Series would own more than 10% of the outstanding voting securities of such issuer; (ii) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (iii) make loans of portfolio securities in accordance with its investment policies; and (iv) not invest 25% or more of its total assets (i.e., concentrate) in any particular industry, except that the Master Series may invest 25% or more of its assets in U.S. Government obligations. With respect to paragraph (i), it may be possible that the Trust would own more than 10% of the outstanding voting securities of an issuer.

                        MANAGED SERIES INVESTMENT TRUST


                          Growth Stock Master Series
                    Short-Intermediate Term Master Series




                                    PART B



                               January 3, 1996

                      __________________________________

ITEM 10.  COVER PAGE.


          Managed Series Investment Trust ("Trust") is a registered, open-end, management investment company. This Part B is not a Part A and should be read in conjunction with the Trust's Part A, dated January 3, 1996. All terms used in this Part B that are defined in Part A have the meanings assigned in Part A. A copy of Part A may be obtained without charge by writing Stephens Inc. ("Stephens"), the Trust's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or by calling Stephens at 1-800-643-9691.


          The Registration Statement of the Trust, including the Trust's Part A, the Part B and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in the Trust's Part A or this Part B as to the contents of any contract or other document referred to herein or in the Part A are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to these Registration Statements, each such statement being qualified in all respects by such reference.

ITEM 11.  TABLE OF CONTENTS.


                                                                                                                    Page
                                                                                                                    ----
Item      12.    General Information and History                                       ......................         2
Item      13.    Investment Objective and Policies                                     ......................         2
Item      14.    Management of the Trust                                               ......................         9
Item      15.    Control Persons and Principal Holders of Securities                   ......................        12
Item      16.    Investment Advisory and Other Services                                ......................        12
Item      17.    Brokerage Allocation and Other  Practices                             ......................        14
Item      18.    Capital Stock and Other Securities                                    ......................        15
Item      19.    Purchase, Redemption and Pricing of Securities                        ......................        17
Item      20.    Tax Status                                                            ......................        18
Item      21.    Underwriters                                                          ......................        18
Item      22.    Calculation of Performance Data                                       ......................        18
Item      23.    Financial Information                                                 ......................        18
                 Appendix                                                              ......................       A-1
                 Financial Statements                                                  ......................       F-1

ITEM 12.  GENERAL INFORMATION AND HISTORY.

          Not applicable.

ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.


          The Growth Stock Master Series and the Short-Intermediate Term Master Series are sometimes referred to hereafter as the "Master Series." The Master Series are subject to the following investment restrictions, all of which are fundamental policies.


INVESTMENT RESTRICTIONS







          The Short-Intermediate Term Master Series and the Growth Stock Master Series may not:

          (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Short-Intermediate Term Master Series' or the Growth Stock Master Series' investments in that industry would be 25% or more of the current value of the Short- Intermediate Term Master Series' or the Growth Stock Master Series' total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities;

          (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

          (3) purchase commodities or commodity contracts (including futures contracts), except that the Short- Intermediate Master Series and the Growth Stock Master Series may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

          (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

          (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

          (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Short-Intermediate Term Master Series' or the Growth Stock Master Series' investment program may be deemed to be an underwriting;

          (7) make investments for the purpose of exercising control or management;

          (8) borrow money or issue senior securities as defined in the 1940 Act, except that each of the Short- Intermediate Term Master Series and Growth Stock Master Series may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

          (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Growth Stock Master Series may purchase securities with put rights in order to maintain liquidity, and except that the Short-Intermediate Term Master Series and Growth Stock Master Series may invest up to 5% of their net assets in warrants in accordance with their investment policies stated below;

          (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Short-Intermediate Term Master Series' and the Growth Stock Master Series' total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Short-Intermediate Term Master Series' and the Growth Stock Master Series' ownership would be more than 10% of the outstanding voting securities of such issuer; or

          (11) make loans, except that the Short-Intermediate Term Master Series and the Growth Stock Master Series may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

          The Short-Intermediate Term Master Series and the Growth Stock Master Series are subject to the following non-fundamental policies.

          (1) Neither the Short-Intermediate Term Master Series nor the Growth Stock Master Series may:

                 (a) purchase or retain securities of any issuer if the officers or Trustees of the Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities;

                 (b) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets;

          (2) The Short-Intermediate Term Master Series and the Growth Stock Master Series reserve the right to invest up to 15% of the current value of their net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days or other illiquid securities. However, as long as a feeder Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, the Short-Intermediate Term Master Series and the Growth Stock Master Series will comply with such lower limit. The Short-Intermediate Term Master Series and the Growth Stock Master Series presently are limited to investing 10% of their net asset in such securities due to limits applicable in several states; and

          (3) The Short-Intermediate Term Master Series and the Growth Stock Master Series may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies and the Investment Adviser will waive its advisory fees for that portion of the Short-Intermediate Term Master Series' or the Growth Stock Master Series' assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


          Unrated, Downgraded and Below Investment Grade Investments. Each Master Series may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, as sub-investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Master Series. Each Master Series may purchase unrated instruments only if they are purchased in accordance with the Master Series' procedures adopted by the Master Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Master Series, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Master Series. Neither event will require a sale of such security by such Master Series. However, in no event will such securities exceed 5% of the Master Series' net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Master Series will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this Part B. The ratings of Moody's and S&P are more fully described in the Appendix.



          Because each Master Series is not required to sell downgraded securities, and because the Growth Stock Master Series is permitted to purchase securities that are rated below investment grade or if unrated are of comparable quality, each Master Series could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low credit quality (below investment grade) securities. The Master Series may hold such securities even though only the Growth Stock Master Series is permitted to purchase such securities.


          Although they may offer higher yields than do higher rated securities, low rated and unrated low credit quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low credit quality debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Master Series' ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of a Master Series' shares.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Master Series to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Series held exclusively higher rated or higher quality debt securities.

          Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Series may incur additional expenses to seek recovery.


          Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Series may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, as sub-investment adviser, are of comparable quality to issuers of other permitted investments of each such Master Series may be used for letter of credit-backed investments.



          Pass-Through Obligations. Certain of the debt obligations which each Master Series may purchase may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass- through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Master Series investing in such obligation. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations. Each Master Series may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government sponsored enterprise (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.



          When-Issued Securities. Certain of the securities in which each Master Series may invest are purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Master Series make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance.
The purchase price and the interest rate received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Master Series currently intends to invest more than 5% of its assets in when-issued securities during the coming year. Each Master Series establishes a segregated account in which it maintains cash or liquid, high-grade debt securities in an amount at least equal in value to the Master Series' commitments to purchase when-issued securities. If the value of these assets declines, the Master Series will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


          Loans of Portfolio Securities. Each Master Series may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to such Master Series with respect to the loan is maintained with the Master Series. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Series' Investment Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Series do not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Master Series receives as collateral do not become part of the Master Series' portfolio at the time of the loan and, in the event of a default by the borrower, such Master Series will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Series is permitted to invest. During the time securities are on loan, the borrower will pay the Master Series any accrued income on those securities, and the Master Series may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. None of the Master Series will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by any of the Master Series are subject to termination at the Master Series' or the borrower's option. The Master Series may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Trusts, the Investment Adviser or the Distributor.


          Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation of confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. None of the Master Series may invest 25% or more of its assets in foreign obligations.

          Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

          Privately Issued Securities (Rule 144A). The Growth Stock Master Series may invest in privately issued securities which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Wells Fargo Bank, as sub-investment adviser, pursuant to guidelines established by the Trust's Board of Trustees and subject to the overall supervision of BGFA as investment adviser, evaluates the liquidity characteristics of each Rule 144A Security proposed for purchase by the Master Series on a case-by-case basis and considers the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The Growth Stock Master Series does not intend to invest more than 5% of its net assets in Rule 144A Securities during the coming year.


          Municipal Bonds. The Master Series may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Each Master Series may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.


          Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

          TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

          BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

          RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

          The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the value of outstanding securities, including those held in a Master Series' portfolio, will decline and (if purchased at par value) they would sell at a discount. If interests rates fall, the value of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in a Master Series' portfolio arising from these or other factors will cause changes in the net asset value per share of the Master Series.


          Investments in Warrants. Each Master Series may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of their net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Series only may purchase warrants on securities in which the Master Series may invest directly.

ITEM 14.  MANAGEMENT OF THE TRUST.

          The principal occupations during the past five years of the Trustees and executive officers of the Trust are listed below. Each of the Officers and Trustees of the Trust serve in the identical capacity as Officers and Directors of Stagecoach Inc. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                        Principal Occupations
Name, Address and Age            Position               During Past 5 Years
---------------------            --------               ---------------------
Jack S. Euphrat, 73              Trustee                Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44              Trustee,               Senior Vice President
                                 Chairman and           of Stephens; Manager
                                 President              of Financial Services
                                                        Group; President of
                                                        Stephens Insurance
                                                        Services Inc.; Senior
                                                        Vice President of
                                                        Stephens Sports
                                                        Management Inc.; and
                                                        President of
                                                        Investors Brokerage
                                                        Insurance Inc.

Thomas S. Goho, 53                 Trustee              T. B. Rose Faculty
321 Beechcliff Court                                    Fellow-Business,
Winston-Salem, NC 27104                                 Wake Forest University
                                                        Calloway School of
                                                        Business and Accounting;
                                                        Associate Professor
                                                        School of Business and
                                                        Accounting at Wake Forest
                                                        University since 1983.

*Zoe Ann Hines, 46                 Trustee              Senior Vice President of
                                                        Stephens and Director of
                                                        Brokerage Accounting; and
                                                        Secretary of Stephens Resource
                                                        Management.

*W. Rodney Hughes, 69              Trustee              Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77                Trustee              Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51             Trustee                Private Investor; Real Estate
10 Legrae Street                                        Developer; Chairman
Charleston, SC 29401                                    of Renaissance
                                                        Properties Ltd.;
                                                        President of Morse
                                                        Investment Corporation;
                                                        and Co-Managing Partner
                                                        of Main Street Ventures.

Richard H. Blank, Jr., 39        Chief                  Associate of Financial
                                 Operating              Services Group of
                                 Officer,               Stephens Sports Management
                                 Secretary and          Inc.; and Director of Capo Inc.
                                 Treasurer

                                    COMPENSATION TABLE
                                    ------------------
                                 For the Fiscal Year Ended
                                     February 28, 1995

                                                                    Total Compensation
                                   Aggregate Compensation             from Registrant
          Name and Position            from Registrant                and Fund Complex
          -----------------        ----------------------            ------------------
          Jack S. Euphrat          $0                                    $34,188
          Trustee

          *R. Greg Feltus           0                                          0
          Trustee

          Thomas S. Goho            0                                     34,188
          Trustee

          *Zoe Ann Hines            0                                          0
          Trustee

          *W. Rodney Hughes         0                                     32,188
          Trustee

          Robert M. Joses           0                                     34,188
          Trustee

          *J. Tucker Morse          0                                     32,188
          Trustee


          Trustees of the Trust who are not officers or employees of Stephens or Wells Fargo are not compensated by the Trust for their services but are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Trustees who are affiliated with Stephens or Wells Fargo also do not receive compensation from the Trust and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the officers and Trustees of the Trust serves in the identical capacity as officers and Directors of Overland Express Funds, Inc., Stagecoach Funds, Inc. and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Master Investment Trust and Life & Annuity Trust, each of which are registered open-end management investment companies and each of which is considered to be in the same "fund complex", as such term is defined in Form N-1A under the 1940 Act, as the Trust. The Trustees are compensated by other Companies and Trusts within the fund complex for their services as directors/trustees to such Companies and Trusts. Currently, the Trustees do not receive any compensation from the Trust (although they are reimbursed for out-of-pocket expenses) and do not receive any retirement benefits or deferred compensation from the Trust or fund complex.

ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.


          As of December 15, 1995, the Growth Stock Fund and the Short-Intermediate Term Fund of Stagecoach Inc., 111 Center Street, Little Rock, Arkansas 72201, owned approximately 100% of the voting securities of the Growth Stock Master Series and approximately 100% of the voting securities of the Short-Intermediate Master Series, respectively, and each Fund could be considered a controlling person under the 1940 Act of the corresponding master series.





ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

INVESTMENT ADVISER


          The Master Series of the Trust are advised by BGFA pursuant to separate advisory contracts (the "BGFA Advisory Contracts"). The BGFA Advisory Contracts provide that BGFA shall furnish to each Master Series investment guidance and policy direction in connection with the daily portfolio management of such Master Series. Pursuant to the BGFA Advisory Contracts, BGFA furnishes to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of the Master Series.



          BGFA has agreed to provide to the Master Series, among other things, money market security and fixed- income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions



          Each BGFA Advisory Contract will continue in effect for more than two years from the date of execution provided the continuance is approved annually
(i) by the holders of a majority of the respective Master Series' outstanding voting securities or by the Board of Trustees of the Trust and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contracts may be terminated on 60 days' written notice by either party and will terminate automatically upon assignment (as defined in the 1940 Act).



          BGFA has engaged Wells Fargo Bank to provide sub-investment advisory services to each Master Series pusuant to separate sub-advisory contracts between each Master Series, BGFA and Wells Fargo Bank (each a "Sub-Advisory Contract"). As to each Master Series, the applicable Sub-Advisory Contract is subject to annual approval by (i) the Trust's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding securities of such Master Series, provided that in either event the continuance also is approved by a majority of the Trust's Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Master Series or WFNIA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Series, the Sub-Advisory Contract is terminable without penalty on 60 days' written notice by the Trust's Board of Trustees or by vote of the holders of a majority of such Master Series' interests. Each Sub-Advisory Contract terminates automatically upon assignment (as defined in the 1940 Act).

          BGFA is entitled to receive monthly fees at the annual rate of 0.60% and 0.45% of the average daily net assets of the Growth Stock Master Series and Short-Intermediate Term Master Series, respectively, as compensation for its advisory services. Wells Fargo Bank is entitled to receive from BGFA a monthly fee at the annual rate of 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Series respectively, as compensation for its sub-advisory services.

          Prior to January 1, 1996, Wells Fargo Bank served as investment adviser to each Master Series. For the fiscal period from May 26, 1994 (commencement of operations) to February 28, 1995, the Master Series paid to Wells Fargo Bank the advisory fees indicated below and Wells Fargo Bank waived the indicated amounts:

                                                                                         Fees
                                                                     Fees Paid      Waived/Reimbursed
                                                                     ---------      -----------------
Short-Intermediate Term                                              $ 10,673              $16,510
  Master Series

Growth Stock Master Series                                           $283,463              $16,451


          Morrison & Foerster, counsel to the Trust and special counsel to Wells Fargo Bank, has advised Wells Fargo Bank and the Trust that Wells Fargo Bank should be able to perform the services contemplated by the Sub-Advisory Contracts and the Agency Agreement without violation of the Glass-Steagall Act. Such counsel have pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


ADMINISTRATOR

          The Trust has retained Stephens as administrator on behalf of the Trust. Under the Administration Agreement with the Trust, Stephens, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Wells Fargo Bank. For the fiscal period from May 26, 1994 (commencement of operations) to February 28, 1995, the Master Series did not pay any administrative fees to Stephens.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


          BZW Barclays Global Investors, N.A., ("BGI"), a wholly-owned subsidiary of BZW Barclays Global Investors Holdings Inc., acts as Custodian for the Trust. The Custodian, among other things, maintains a custody account or accounts in the name of the Trust; receives and delivers all assets for the Trust upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Trust and pays all expenses of the Trust. BGI is compensated for its services as Custodian under the Advisory Contracts for the Master Series. BGI is not entitled to receive a fee for its services as Custodian. Wells Fargo Bank acts as Transfer and Dividend Disbursing Agent for the Trust and is not entitled to receive a fee for such services.

INDEPENDENT AUDITORS

          KPMG Peat Marwick LLP has been selected as the independent auditors for the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.


          The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and subject to the overall supervision of BGFA, as investment adviser, Wells Fargo Bank, as sub-investment adviser, is responsible for the Master Series' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Master Series will not necessarily be paying the lowest spread or commission available.


          Purchase and sale orders of the securities held by the Master Series may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for a Master Series and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably.


          Except for the Growth Stock Master Series, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Series also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations, taxable money market securities, adjustable rate mortgage securities ("ARMS") and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing a Master Series' portfolio securities transactions consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.



          The Master Series may purchase municipal obligations from underwriting syndicates of which Stephens, BGFA or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trust's Board of Trustees.



          Wells Fargo Bank, as sub-investment adviser of each Master Series, may, in circumstances in which two or more dealers are in a position to offer comparable results for a

Master Series portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Sub-Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for each Master Series may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising such Master Series.



          On August 31, 1995, the Master Series owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows: Growth Stock Master Series and Short-Intermediate Term Master Series owned $3,440,000 and $588,000 respectively, of Goldman Sachs Pooled Repurchase Agreements.



          PORTFOLIO TURNOVER. The portfolio turnover rates for the Short-Intermediate Term Master Series and the Growth Stock Master Series are generally not expected to exceed 300% and 200% respectively. The higher portfolio turnover rates for the Short-Intermediate Term Master Series and the Growth Stock Master Series may result in higher transaction (i.e. principal markup/markdown, brokerage and other transaction) costs. The portfolio turnover rate of a Master Series will not be a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.





ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

          The Trust is a business trust organized under the laws of Delaware on October 28, 1993. In accordance with Delaware law and in connection with the tax treatment sought by the Trust, the Trust's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, Officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.


          The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

          All interests of a Master Series have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved only affects one series. For example, a change in a Master Series' fundamental investment policy would be voted upon only by shareholders of the Master Series involved. Additionally, approval of an advisory contract is a matter to be determined separately by Master Series. Approval by the shareholders of one Master Series is effective as to that Master Series whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in Part A and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Master Series, means the vote of the lesser of (i) 67% of the shares of the Master Series represented at a meeting if the holders of more than 50% of the outstanding shares of the Master Series are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Master Series. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

          The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.
However, the Trust has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

          The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of two-thirds of its investors (with the vote of each being in proportion to their respective percentages of the beneficial interests in the Trust), except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of a majority of the investors (with the vote of each being in proportion to their respective percentages of the beneficial interests in the Trust) will be sufficient. The Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of two-thirds of its investors (with the vote of each being in proportion to the amount of their investment) or (ii) by the Trustees of the Trust by written notice to its investors. In the event of the liquidation or dissolution of the Trust, investors are entitled to receive their pro rata share of all assets available for distribution.

ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

          Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.


          Net asset value of the Master Series of the Trust is determined by the Custodian of the Trust on each day the relevant Master Series is open.

          Securities held by a Master Series for which market quotations are available are valued at latest prices. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments maturing in 60 days or less are valued at amortized cost, with cost being the value of the security on the preceding day (61st day). Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by an independent pricing service approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities shall be determined in accordance with the applicable procedures, as described above, for the purpose of determining the adequacy of collateral. All other securities and other assets of the Non-Money Market Master Series for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Trustees and in accordance with procedures adopted by the Trustees.


ITEM 20.  TAX STATUS.


          Under the current method of operation of the Trust, the Trust is intended to qualify as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). However, each investor in the Trust will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Trust's ordinary income and capital gain in determining the investor's income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. The Trust's taxable year-end is the last day of February.

          The Trust's assets, income and distributions are managed in such a way that a regulated investment company investing in the Trust will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Trust. The Trust is treated as a non-publicly traded partnership rather than a regulated investment company or a corporation under the Code. As a non-publicly traded partnership under the Code, any interest, dividends and gains or losses of the Trust will be deemed to have been "passed through" to investors in the Trust, regardless of whether such interest, dividends or gains have been distributed by the Trust or losses have been realized by the investors. Accordingly, if the Trust were to accrue but not distribute any interest, dividends or gains, an investor would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, the Trust seeks to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.


          Investors' capital accounts will be adjusted on a daily basis to reflect additional investments or withdrawals and any increase or decrease in net asset value.


ITEM 21.  UNDERWRITERS.

          The distributor and exclusive placement agent for the Trust is Stephens, which receives no additional compensation for serving in this capacity. Registered broker/dealers and investment companies, insurance company separate accounts, common and commingled trust funds, group trusts and similar organizations and entities which constitute accredited investors, as defined in the regulations adopted under the 1933 Act, may continuously invest in the Trust.

ITEM 22.  CALCULATIONS OF PERFORMANCE DATA.

          Not applicable.

ITEM 23.  FINANCIAL INFORMATION.


          KPMG Peat Marwick LLP have been selected as the independent auditors to the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111. The audited financial statements for each of the Master Series for the year ended February 28, 1995, are incorporated in this Part B by reference to the financial statements contained in Amendment No. 2 to the Trust's Registration Statement on Form N-1A as filed with the SEC on or about June 27, 1995. The unaudited financial statements for the six-month period ended August 31, 1995, are incorporated by reference to Amendment No. 4 to the Trust's Registration Statement on Form N-1A as filed with the SEC on or about January 3, 1996.

                                    APPENDIX


          The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

          Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers "1," "2" and "3" in each rating category from "Aa" through "Baa" in its rating system. The modifier "1" indicates that the security ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end.

          S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

          Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

          S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

          Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

          S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes

          S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS - 49.60%
     32,791  Abbott Laboratories                       $    991,989  $  1,270,651
      4,449  Advanced Micro Devices+                        123,461       150,154
      4,629  Aetna Life & Casualty Co                       266,937       315,929
      4,775  Ahmanson (H F) & Co                             89,381       113,406
      4,581  Air Products & Chemicals Inc                   203,319       245,656
     20,240  Airtouch Communications+                       491,451       657,800
      1,151  Alberto-Culver Co Class B                       27,273        32,804
     10,330  Albertson's Inc                                288,545       329,269
      9,132  Alcan Aluminium Ltd                            206,145       297,932
      2,249  Alco Standard Corp                             125,196       181,045
      1,801  Alexander & Alexander Services                  38,778        41,648
      2,591  Allergan Inc                                    64,338        78,702
     11,609  Allied Signal Inc                              428,352       515,149
     18,483  Allstate Corp                                  508,485       626,112
      7,690  Alltel Corp                                    233,421       217,243
      7,336  Aluminum Co of America                         274,579       419,069
      3,356  ALZA Corp+                                      77,767        79,705
      4,648  Amdahl Corp+                                    32,723        42,413
      3,807  Amerada Hess Corp                              192,129       180,357
      7,755  American Brands Inc                            266,065       325,710
      7,520  American Electric Power Inc                    268,596       256,620
     20,312  American Express Corp                          601,875       820,097
      8,312  American General Corp                          260,015       292,998
      3,044  American Greetings Corp Class A                 91,403        93,603
     12,637  American Home Products Corp                    818,926       973,049
     19,422  American International Group Inc             1,244,507     1,565,899
      6,071  American Stores Co                             141,456       178,336
     22,758  Ameritech Corp                                 945,833     1,166,348
     10,868  Amgen Inc+                                     260,780       520,306
     20,399  Amoco Corp                                   1,186,176     1,300,436
      8,848  AMP Inc                                        298,327       359,450
      3,132  AMR Corp+                                      200,351       220,806
      1,524  Andrew Corp+                                    38,968        88,773
     10,624  Anheuser-Busch Inc                             536,165       606,896
      4,984  Apple Computer Inc                             156,530       214,312

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      3,436  Applied Materials Inc+                    $    182,543  $    357,344
     22,198  Archer-Daniels-Midland Co                      341,942       369,043
      4,192  Armco Inc+                                      27,182        26,200
      1,546  Armstrong World Industries Inc                  66,277        88,702
      1,663  ASARCO Inc                                      37,487        53,840
      2,495  Ashland Inc                                     84,192        81,711
     65,005  AT & T Corp                                  3,637,160     3,672,783
      6,573  Atlantic Richfield Corp                        730,385       717,279
      1,970  Autodesk Inc                                    55,527        90,866
      5,928  Automatic Data Processing                      324,725       385,320
      2,207  Avery Dennison Corp                             67,368        90,487
      2,806  Avon Products Inc                              156,400       198,174
      5,739  Baker Hughes Inc                               130,335       129,128
      1,258  Ball Corp                                       37,874        42,772
      1,940  Bally Entertainment Corp+                       16,863        23,523
      5,998  Baltimore Gas & Electric Co                    148,786       157,448
     16,633  Banc One Corp                                  561,620       559,285
      4,558  Bank of Boston Corp                            121,521       200,552
      7,873  Bank of New York Inc                           264,725       342,476
     15,362  BankAmerica Corp                               700,743       867,953
      3,176  Bankers Trust N Y Corp                         224,605       218,747
      2,073  Bard (C R) Inc                                  51,814        64,263
      3,992  Barnett Banks Inc                              176,134       228,043
     14,458  Barrick Gold Corp                              390,820       366,872
        576  Bassett Furniture Industries                    17,721        14,256
      2,473  Bausch & Lomb Inc                              106,940        98,302
     11,494  Baxter International Inc                       312,447       448,266
      2,817  Becton Dickenson & Co                          118,012       158,808
     17,883  Bell Atlantic Corp                           1,037,773     1,068,509
     20,365  BellSouth Corp                               1,198,807     1,400,094
      2,095  Bemis Co Inc                                    49,722        60,755
      2,181  Beneficial Corp                                 84,208       107,142
      4,392  Bethlehem Steel Corp+                           76,158        64,233
      4,015  Beverly Enterprises+                            48,665        53,199
      4,727  Biomet Inc+                                     54,745        76,223

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      3,450  Black & Decker Corp                       $     76,763  $    111,694
      4,240  Block (H & R) Inc                              172,090       165,360
      5,255  Boatmen's Bancshares Inc                       160,603       194,435
     13,979  Boeing Co                                      600,857       891,161
      1,866  Boise Cascade Corp                              48,671        80,005
      6,079  Boston Scientific Corp+                        130,245       241,640
      1,170  Briggs & Stratton Corp                          42,504        44,314
     20,913  Bristol-Myers Squibb Co                      1,220,230     1,435,155
        707  Brown Group Inc                                 23,219        12,903
      2,862  Brown-Forman Corp Class B                       81,258       105,894
      8,719  Browning-Ferris Industries Inc                 247,848       293,176
         88  Bruno's Inc                                        821           902
      3,851  Brunswick Corp                                  68,841        77,501
      3,689  Burlington Northern Inc                        203,111       255,463
      5,210  Burlington Resources Inc                       222,189       212,959
      2,926  Cabletron Systems Inc+                         155,068       154,712
     10,197  Campbell Soup Co                               426,773       466,513
      6,299  Capital Cities/ABC Inc                         431,323       724,385
      6,380  Carolina Power & Light Co                      192,870       195,388
      8,219  Caterpillar Inc                                388,933       551,700
      2,460  CBS Inc                                        146,283       196,185
      1,222  Centex Corp                                     42,534        35,744
      7,739  Central & South West Corp                      221,871       189,606
      1,848  Ceridian Corp+                                  42,693        80,850
      3,821  Champion International Corp                    130,745       216,364
      4,109  Charming Shoppes Inc                            43,096        21,572
      7,316  Chase Manhattan Corp                           256,750       420,670
      9,956  Chemical Banking Corp Class A                  399,697       579,937
     26,752  Chevron Corp                                 1,247,218     1,294,128
     15,116  Chrysler Corp                                  712,633       814,375
      3,600  Chubb Corp                                     298,235       328,500
      2,938  CIGNA Corp                                     197,143       284,252
      1,446  Cincinnati Milacron Inc                         33,289        47,899
      6,333  Cinergy Corp                                   151,109       162,283
      3,883  Circuit City Stores Inc                         97,604       133,964

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
     10,942  Cisco Systems Inc+                        $    359,780  $    718,069
     16,276  Citicorp                                       632,543     1,080,320
      2,118  Clorox Co                                      115,415       143,230
      4,226  Coastal Corp                                   118,576       138,402
     52,014  Coca-Cola Co                                 2,432,365     3,341,900
      5,934  Colgate-Palmolive Co                           343,838       403,512
      2,037  Columbia Gas System Inc+                        52,798        71,804
     18,202  Columbia HCA Healthcare Corp                   754,015       855,494
      9,796  Comcast Corp Class A                           192,606       209,390
      1,756  Community Psychiatric Centers+                  22,336        20,633
     10,723  Compaq Computer Corp+                          293,062       512,023
      6,559  Computer Associates International Inc          273,704       455,851
      2,283  Computer Sciences Corp+                         90,795       137,551
     10,091  ConAgra Inc                                    285,273       382,197
      3,215  Conrail Inc                                    180,108       216,209
      9,608  Consolidated Edison Co                         308,179       271,426
      1,704  Consolidated Freightways                        35,862        44,091
      3,829  Consolidated Natural Gas Co                    176,002       147,895
      4,739  Cooper Industries Inc                          215,842       180,082
      3,438  Cooper Tire & Rubber Co                         87,634        89,388
      1,572  Coors (Adolph) Co Class B                       28,950        26,724
      5,917  CoreStates Financial Corp                      166,252       218,929
      9,330  Corning Inc                                    294,315       304,391
      5,959  CPC International Inc                          290,987       374,672
      1,251  Crane Co                                        35,451        45,036
      1,039  Cray Research Inc+                              23,244        24,157
      3,652  Crown Cork & Seal Co+                          141,269       164,362
      4,309  CSX Corp                                       335,106       355,493
      6,994  CUC International Inc+                         184,175       238,670
      1,677  Cummins Engine Co Inc                           74,103        65,822
      3,778  Cyprus Amax Minerals                           102,564       105,784
      4,049  Dana Corp                                      108,740       120,964
      6,423  Darden Restaurants Inc+                         69,363        65,836
      1,472  Data General Corp+                              13,147        14,352
      2,913  Dayton-Hudson Corp                             205,007       213,013

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      6,923  Dean Witter Discover & Co                 $    274,335  $    353,073
      3,503  Deere & Co                                     259,096       299,507
      2,071  Delta Air Lines Inc                            111,942       154,031
      3,412  Deluxe Corp                                    112,333       106,625
      5,860  Detroit Edison Co                              183,555       179,463
      3,781  Dial Corp                                       80,754        90,744
      5,959  Digital Equipment Corp+                        206,623       248,788
      4,622  Dillard Department Stores Inc Class A          153,154       142,704
     21,370  Disney (Walt) Co                               951,608     1,199,391
      7,013  Dominion Resources Inc                         300,507       253,345
      6,249  Donnelley (R R) & Sons Co                      192,584       237,462
      2,319  Dover Corp                                     130,932       184,940
     11,373  Dow Chemical Co                                717,717       841,602
      3,986  Dow Jones & Co Inc                             136,445       145,987
      7,372  Dresser Industries Inc                         160,298       176,928
      4,634  DSC Communications Corp+                       146,815       243,285
      8,331  Duke Power Co                                  339,555       338,447
      6,893  Dun & Bradstreet Corp                          412,099       398,932
     22,672  DuPont (E I) de Nemours                      1,233,122     1,482,182
        896  Eastern Enterprises                             23,664        27,440
      3,401  Eastman Chemical Co                            176,064       219,790
     13,973  Eastman Kodak Co                               681,496       805,194
      3,178  Eaton Corp                                     162,464       172,009
      2,449  Echlin Inc                                      77,815        84,491
      4,523  Echo Bay Mines Ltd                              51,152        46,926
      2,767  Ecolab Inc                                      61,458        75,747
      2,194  EG & G Inc                                      37,715        41,686
      9,559  Emerson Electric Co                            583,069       682,274
      5,908  Engelhard Corp                                 105,778       166,901
     10,361  Enron Corp                                     345,620       348,389
      2,616  Enserch Corp                                    46,556        42,837
      9,308  Entergy Corp                                   292,169       223,392
     51,015  Exxon Corp                                   3,297,084     3,507,281
      2,254  Federal Express Corp+                          143,671       161,725
      7,421  Federal Home Loan Mortgage Corp                399,909       476,799

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
     11,241  Federal National Mortgage Assoc           $    889,859  $  1,072,110
      1,758  Federal Paper Board Co                          42,422        69,661
      3,758  First Chicago Corp                             178,760       238,163
      4,863  First Data Corp                                244,089       283,878
      3,355  First Fidelity Bancorp                         155,645       219,333
      3,195  First Interstate Bancorp                       221,941       305,123
        866  First Mississippi Corp                          14,179        28,686
      7,182  First Union Corp                               315,570       359,998
      5,745  Fleet Financial Group Inc                      189,046       212,565
      1,902  Fleetwood Enterprises Inc                       42,032        37,327
      1,528  Fleming Co Inc                                  43,323        44,503
      3,391  Fluor Corp                                     153,219       198,374
      1,511  FMC Corp+                                       79,376       116,347
     42,158  Ford Motor Co                                1,188,217     1,291,089
      1,504  Foster Wheeler Corp                             50,514        55,460
      7,588  FPL Group Inc                                  283,021       294,984
      8,421  Freeport McMoRan Copper & Gold Inc Class B     229,255       196,841
      3,096  Fruit of the Loom Inc Class A+                  83,650        72,756
      5,738  Gannett Co Inc                                 296,780       306,983
      5,878  Gap Inc                                        192,090       188,831
      2,586  General Dynamics Corp                          113,887       136,088
     69,578  General Electric Co                          3,501,314     4,096,405
      6,423  General Mills Inc                              321,854       331,587
     30,842  General Motors Corp                          1,437,483     1,449,574
      4,663  General Public Utilities                       138,541       133,478
      3,373  General Re Corp                                417,316       501,312
      1,927  General Signal Corp                             65,925        68,409
      4,987  Genuine Parts Co                               186,362       196,363
      3,698  Georgia-Pacific Corp                           253,013       332,820
      2,485  Giant Food Inc Class A                          57,060        77,346
      1,440  Giddings & Lewis Inc                            29,573        23,580
     18,170  Gillette Co                                    595,411       758,598
      2,490  Golden West Financial                          101,381       118,898
      1,034  Goodrich (B F) Co                               46,876        61,523

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      6,233  Goodyear Tire & Rubber Co                 $    248,777  $    249,320
      3,847  Grace (W R) & Co                               158,425       256,306
      2,084  Grainger (W W) Inc                             122,978       123,998
      1,572  Great Atlantic & Pacific Tea Co                 39,036        44,606
      2,789  Great Lakes Chemical Corp                      187,178       184,423
      5,435  Great Western Financial Corp                    98,847       127,043
     39,806  GTE Corp                                     1,405,021     1,457,895
      4,664  Halliburton Co                                 169,515       197,637
      1,433  Handleman Co                                    15,882        13,614
      3,170  Harcourt General Inc                           121,818       131,951
      1,201  Harland (John H) Co                             29,312        26,572
      1,942  Harnischfeger Industries Inc                    47,673        71,369
      4,193  Harrah's Entertainment Inc+                    125,645       133,652
      1,609  Harris Corp                                     70,482        92,719
      3,562  Hasbro Inc                                     124,208       115,320
      9,954  Heinz (H J) Co                                 371,417       421,801
        996  Helmerich & Payne Inc                           30,214        28,511
      4,774  Hercules Inc                                   170,292       265,554
      3,191  Hershey Foods Corp                             158,971       191,061
     20,938  Hewlett Packard Co                             914,822     1,675,040
      1,964  Hilton Hotels Corp                             108,592       130,606
     19,518  Home Depot Inc                                 824,458       778,280
      5,645  Homestake Mining Co                            104,598        93,143
      5,284  Honeywell Inc                                  188,547       231,175
      3,972  Household International Inc                    152,161       222,929
      5,339  Houston Industries Inc                         228,010       226,240
      4,672  Illinois Tool Works Inc                        189,547       286,160
      4,755  Inco Ltd                                       114,607       166,425
      4,325  Ingersoll-Rand Co                              152,563       163,809
      1,847  Inland Steel Industries Inc                     56,692        50,562
     34,006  Intel Corp                                   1,158,904     2,087,118
      1,779  Intergraph Corp+                                19,377        22,015
     23,883  International Business Machines Corp         1,402,069     2,468,905
      4,601  International Flavors & Fragrances             190,500       220,273
      5,206  International Paper Co                         357,643       426,241

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      3,098  Interpublic Group Cos Inc                 $     99,068  $    120,435
      4,372  ITT Corp                                       386,054       523,001
      3,279  James River Corp                                65,316       113,945
      1,967  Jefferson-Pilot Corp                           103,683       123,675
     26,498  Johnson & Johnson                            1,250,784     1,828,362
      1,641  Johnson Controls Inc                            87,536        99,896
      1,802  Jostens Inc                                     34,891        43,248
     18,655  K Mart Corp                                    359,395       254,174
      1,304  Kaufman & Broad Home Corp                       23,074        17,441
      9,049  Kellogg Co                                     499,744       610,808
      2,146  Kerr-McGee Corp                                107,754       118,030
      9,914  KeyCorp                                        302,445       307,334
      6,588  Kimberly-Clark Corp                            337,973       420,809
      1,551  King World Productions+                         59,288        58,938
      2,231  Knight-Ridder Inc                              122,026       125,494
      4,730  Kroger Co+                                     107,894       154,316
     11,160  Laidlaw Inc Class B                             98,169       100,440
     12,039  Lilly (Eli) & Co                               683,977       985,693
     14,624  Limited Inc                                    301,233       270,544
      3,931  Lincoln National Corp                          167,795       169,033
      3,141  Liz Claiborne Inc                               63,750        71,458
      8,182  Lockheed Martin Corp                           380,633       498,079
      2,407  Loews Corp                                     266,328       316,220
        885  Longs Drug Stores Corp                          29,396        32,745
      3,435  Loral Corp                                     123,685       188,066
      1,423  Louisiana Land & Exploration Co                 60,605        54,430
      4,597  Louisiana-Pacific Corp                         152,282       109,179
      6,494  Lowe's Co Inc                                  183,426       215,926
      1,017  Luby's Cafeterias Inc                           23,355        20,213
      3,133  Mallinckrodt Group Inc                         100,709       117,879
      2,522  Manor Care Inc                                  63,444        81,650
      5,022  Marriott International                         140,732       178,281
      2,970  Marsh & McLennan Companies Inc                 251,989       244,654
      6,484  Masco Corp                                     190,342       181,552
      9,058  Mattel Inc                                     185,301       262,682

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
     10,127  May Co Department Stores Co               $    405,084  $    429,132
      4,377  Maytag Corp                                     73,340        67,844
      6,029  MBNA Corp                                      146,556       214,030
      2,235  McDermott International Inc                     62,235        50,846
     28,546  McDonald's Corp                                841,053     1,041,929
      4,867  McDonnell Douglas Corp                         184,651       390,577
      2,003  McGraw-Hill Inc                                139,948       157,736
     27,764  MCI Communications                             676,758       668,071
      2,465  Mead Corp                                      115,732       151,289
      4,676  Medtronic Inc                                  208,147       441,298
      6,061  Mellon Bank Corp                               226,379       287,140
      4,357  Melville Corp                                  177,397       145,415
      1,529  Mercantile Stores Co Inc                        55,163        70,143
     50,753  Merck & Co Inc                               1,816,330     2,531,306
      1,192  Meredith Corp                                   25,086        46,786
      7,208  Merrill Lynch & Co Inc                         317,694       415,361
      8,440  Micron Technology Inc                          190,544       648,825
     23,867  Microsoft Corp+                              1,388,610     2,207,698
      2,102  Millipore Corp                                  42,892        73,307
     17,183  Minnesota Mining & Manufacturing Co            925,785       938,621
     16,284  Mobil Corp                                   1,340,034     1,551,051
      4,795  Monsanto Co                                    342,640       454,926
      4,095  Moore Corp Ltd                                  77,799        85,483
      7,731  Morgan (J P) & Co Inc                          529,883       563,397
      1,399  Morrison Knudsen Corp                           26,034        10,842
      5,998  Morton International Inc                       174,276       194,935
     24,178  Motorola Inc                                 1,243,274     1,807,306
        433  NACCO Industries Inc Class A                    21,021        24,898
      2,819  Nalco Chemical Co                               96,912        98,665
      5,996  National City Corp                             164,519       178,381
      5,076  National Semiconductor+                         90,512       143,397
      1,968  National Service Industries Inc                 50,900        57,072
     11,261  NationsBank                                    561,187       691,144
      3,072  Navistar International Corp+                    61,910        39,936
      6,579  NBD Bancorp Inc                                208,478       235,199

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      4,062  New York Times Co Class A                 $     98,822  $    101,042
      6,417  Newell Co                                      132,765       160,425
      3,499  Newmont Mining Corp                            140,650       152,207
      5,854  Niagara Mohawk Power Corp                      114,667        70,248
      2,078  NICOR Inc                                       56,753        53,249
      3,034  Nike Inc Class B                               179,511       281,024
      4,867  NorAm Energy Corp                               36,449        34,677
      3,394  Nordstrom Inc                                  123,807       140,003
      5,504  Norfolk Southern Corp                          369,182       389,408
      2,741  Northern States Power Co                       121,903       116,835
     10,337  Northern Telecom Ltd                           313,537       379,885
      2,062  Northrop Grumman Corp                           82,504       125,524
     13,270  Norwest Corp                                   343,487       399,759
     14,970  Novell Inc+                                    288,523       269,460
      3,579  Nucor Corp                                     194,631       175,371
     17,463  NYNEX Corp                                     733,553       785,835
     13,029  Occidental Petroleum Corp                      263,337       283,381
      1,965  Ogden Corp                                      43,814        45,686
      6,238  Ohio Edison Co                                 139,705       134,897
      1,106  ONEOK Inc                                       21,649        24,194
     17,674  Oracle Systems Corp+                           419,076       709,169
      4,017  Oryx Energy Co+                                 75,105        54,230
        863  Outboard Marine Corp                            16,845        18,447
      2,024  Owens Corning Fiberglass+                       79,914        79,442
      1,590  PACCAR Inc                                      80,922        78,705
      3,354  Pacific Enterprises                             82,992        80,496
     17,719  Pacific Gas & Electric Co                      554,974       509,421
     17,323  Pacific Telesis Group                          540,336       491,540
     11,582  PacifiCorp                                     221,024       209,924
      4,671  Pall Corp                                       89,177       102,178
      6,116  Panhandle Eastern Corp                         138,902       152,900
      2,989  Parker Hannifin Corp                            75,222       118,439
      8,993  PECO Energy Co                                 262,634       239,439
      9,475  Penney (J C) Co Inc                            448,720       428,744
      1,895  Pennzoil Co                                    107,468        83,380

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      1,470  Peoples Energy Corp                       $     42,619  $     40,058
      2,495  Pep Boys-Manny Moe & Jack                       69,616        68,613
     32,339  Pepsico Inc                                  1,241,983     1,463,340
      1,708  Perkin-Elmer Corp                               54,607        58,286
     25,924  Pfizer Inc                                     900,451     1,279,998
      2,862  Phelps Dodge Corp                              141,472       181,379
     34,702  Philip Morris Co Inc                         1,902,551     2,589,637
     10,674  Phillips Petroleum Co                          353,030       350,908
      3,506  Pioneer Hi Bred International Inc              126,603       150,758
      6,383  Pitney Bowes Inc                               246,767       259,309
      1,662  Pittston Services Group                         40,640        42,173
      9,791  Placer Dome Inc                                216,445       255,790
      9,562  PNC Bank Corp                                  269,277       251,003
      1,948  Polaroid Corp                                   68,757        84,982
      1,217  Potlatch Corp                                   51,063        48,224
      8,532  PPG Industries Inc                             307,809       364,743
      5,564  Praxair Inc                                    101,532       144,664
      2,604  Premark International Inc                       96,920       136,385
      7,844  Price/Costco Inc+                              136,636       132,368
     28,202  Procter & Gamble Co                          1,592,188     1,956,514
      3,939  Providian Corp                                 150,000       151,159
     10,024  Public Services Enterprise Group               316,741       275,660
      1,067  Pulte Corp                                      33,476        28,809
      5,432  Quaker Oats Co                                 186,391       188,762
      4,097  Ralston-Purina Group                           161,171       213,044
      1,795  Raychem Corp                                    70,105        78,756
      5,036  Raytheon Co                                    327,297       407,287
      3,315  Reebok International Ltd                        98,056       117,683
      2,137  Republic New York Corp                         125,130       120,206
      2,593  Reynolds Metals Co                             124,877       154,932
      3,433  Rite Aid Corp                                   67,786        96,124
      1,603  Roadway Services Inc                            93,079        88,165
      8,836  Rockwell International Corp                    325,942       395,411
      2,788  Rohm & Haas Co                                 153,931       166,583
      3,320  Rowan Co Inc+                                   28,384        26,975

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
     22,030  Royal Dutch Petroleum Co                  $  2,357,183  $  2,627,078
      6,567  Rubbermaid Inc                                 212,579       195,368
      1,586  Russell Corp                                    45,343        43,615
      2,198  Ryan's Family Steak House+                      17,596        16,485
      3,161  Ryder System Inc                                78,172        76,654
      2,569  SAFECO Corp                                    149,102       166,022
      2,320  Safety-Kleen Corp                               36,184        31,320
      4,288  Salomon Inc                                    189,041       164,552
      3,571  Santa Fe Energy Resources Inc+                  34,823        33,925
      6,139  Santa Fe Pacific Corp                          110,960       174,194
      5,343  Santa Fe Pacific Gold Corp                      76,224        64,784
     19,536  Sara Lee Corp                                  503,479       542,124
     24,947  SBC Communication Inc                        1,072,239     1,262,942
     18,201  SCEcorp                                        364,029       302,592
     15,534  Schering-Plough Corp                           527,979       724,273
      9,897  Schlumberger Ltd                               605,816       638,357
      3,070  Scientific-Atlanta Inc                          57,463        61,400
      6,116  Scott Paper Co                                 157,919       283,630
     15,180  Seagram Co Ltd                                 438,117       561,660
     15,862  Sears Roebuck & Co                             446,660       513,532
      3,895  Service Corp International                     102,848       136,325
        949  Shared Medical System Corp                      25,548        34,994
      5,314  Shawmut National Corp                          124,407       172,041
      3,543  Sherwin Williams Co                            120,887       127,105
      1,688  Shoney's Inc+                                   30,692        19,623
      2,081  Sigma Aldrich Corp                              77,330        99,888
      6,489  Silicon Graphics Inc+                          221,934       274,160
      1,773  Snap-On Inc                                     68,191        72,693
      3,537  Sonat Inc                                      112,544       112,300
     27,276  Southern Co                                    583,502       576,206
      5,776  Southwest Airlines Co                          145,529       149,454
        709  Springs Industries Inc Class A                  25,883        30,576
     14,293  Sprint Corp                                    485,181       507,402
      1,897  St Jude Medical Inc+                            64,223       113,109
      3,482  St Paul Co Inc                                 158,902       188,899

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      1,850  Stanley Works                             $     76,188  $     81,863
      3,669  Stone Container Corp+                           52,493        79,801
      2,010  Stride Rite Corp                                28,716        22,613
      3,094  Sun Co Inc                                      90,443        82,378
      3,909  Sun Microsystems Inc+                          109,235       226,233
      4,839  SunTrust Banks Inc                             227,612       296,994
      2,902  Super Value Inc                                 92,712        85,972
      7,473  Sysco Corp                                     205,537       214,849
      4,677  Tandem Computers Inc+                           60,368        57,293
      3,005  Tandy Corp                                     123,452       186,686
      1,249  Tektronix Inc                                   36,426        56,986
     26,737  Tele-Communication Inc Class A+                484,531       494,635
      2,276  Teledyne Inc                                    53,874        54,391
      3,584  Tellabs Inc+                                   171,989       167,552
      2,263  Temple-Inland Inc                              100,848       117,110
      8,197  Tenet Healthcare Corp+                         112,493       130,127
      7,677  Tenneco Inc                                    380,533       372,335
     10,638  Texaco Inc                                     692,746       688,811
      7,696  Texas Instruments Inc                          296,035       576,238
      9,267  Texas Utilities Co                             377,787       322,028
      3,569  Textron Inc                                    199,118       244,477
        824  Thomas & Betts Corp                             52,540        55,620
     15,550  Time Warner Inc                                618,654       655,044
      5,126  Times Mirror Co Class A                        110,730       156,984
      1,266  Timken Co                                       42,561        57,128
      2,952  TJX Companies Inc                               70,430        36,900
      2,914  Torchmark Corp                                 139,930       116,560
     11,501  Toys R Us Inc+                                 396,403       299,026
      2,887  Transamerica Corp                              164,378       196,316
     13,110  Travelers Inc                                  528,881       629,280
      2,688  Tribune Co                                     146,909       180,096
      1,163  Trinova Corp                                    34,620        42,740
      2,615  TRW Inc                                        174,766       203,643
      3,140  Tyco International Inc                         152,942       185,653
      3,976  U.S. Bancorp                                   102,011       113,813

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      6,552  U.S. Healthcare Inc                       $    296,202  $    209,664
        951  U.S. Life Corp                                  37,139        41,012
     19,276  U.S. West Inc                                  851,392       838,506
      8,746  Unicom Corp                                    242,316       245,981
      6,545  Unilever NV                                    741,204       809,126
      2,850  Union Camp Corp                                132,158       162,094
      6,111  Union Carbide Corp                             145,909       216,941
      4,156  Union Electric Co                              165,260       148,058
      8,441  Union Pacific Corp                             500,970       552,886
      6,978  Unisys Corp+                                    74,477        55,824
      7,097  United Healthcare Corp                         327,917       299,848
      2,271  United States Surgical                          51,194        57,627
      5,117  United Technologies Corp                       315,461       426,630
      9,910  Unocal Corp                                    283,802       288,629
      3,014  UNUM Corp                                      158,409       144,672
      7,095  Upjohn Co                                      218,776       300,651
      2,461  USAir Group Inc+                                26,527        19,996
      4,507  USF & G Corp                                    68,301        81,689
      8,230  UST Inc                                        231,333       224,268
     12,104  USX - Marathon Group                           223,069       249,645
      3,330  USX - US Steel Group                           115,397       109,058
      1,728  Varity Corp+                                    67,190        78,624
      2,627  VF Corp                                        121,839       143,828
     14,789  Viacom Inc Class B+                            603,504       719,115
      6,978  Wachovia Corp                                  256,665       277,376
     94,304  Wal Mart Stores Inc                          2,371,527     2,322,236
     10,122  Walgreen Co                                    211,605       247,989
      5,493  Warner Lambert Co                              395,295       496,430
      2,176  Wells Fargo & Co                               296,573       405,552
      4,139  Wendy's International Inc                       65,289        81,228
      2,114  Western Atlas Inc+                              84,819        95,923
     14,528  Westinghouse Electric Corp                     207,069       197,944
      2,764  Westvaco Corp                                   99,950       121,962
      8,431  Weyerhaeuser Co                                344,223       387,826
      3,076  Whirlpool Corp                                 181,851       167,642

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                 COST         VALUE
             COMMON STOCKS (CONTINUED)
      4,252  Whitman Corp                              $     68,335  $     85,040
      2,258  Willamette Industries Inc                      154,592       155,238
      4,154  Williams Co Inc                                126,405       152,140
      3,075  Winn-Dixie Stores Inc                          172,956       182,963
     19,794  WMX Technologies Inc                           557,193       581,449
      5,336  Woolworth Corp                                 113,480        71,369
      3,673  Worthington Industries Inc                      72,715        73,460
      4,768  Wrigley (Wm) Jr Co                             212,312       215,104
      4,407  Xerox Corp                                     402,527       532,145
      1,092  Yellow Corp                                     23,599        15,425
      1,782  Zenith Electronic Corp+                         15,611        15,147
        528  Zurn Industries Inc                             13,253        11,550
                                                       ------------  ------------

             TOTAL COMMON STOCKS                       $142,811,635  $169,747,960

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 20.22%
$ 3,300,000  U.S. Treasury Bonds                        6.25 %        08/15/23   $  3,093,750
  2,250,000  U.S. Treasury Bonds                        7.13          02/15/23      2,351,950
  6,200,000  U.S. Treasury Bonds                        7.25          05/15/16      6,535,178
  1,900,000  U.S. Treasury Bonds                        7.25          08/15/22      2,009,843
  2,050,000  U.S. Treasury Bonds                        7.50          11/15/24      2,247,313
  1,750,000  U.S. Treasury Bonds                        7.63          11/15/22      1,937,031
  2,700,000  U.S. Treasury Bonds                        7.63          02/15/25      3,011,340
  2,500,000  U.S. Treasury Bonds                        7.88          02/15/21      2,822,653
  5,600,000  U.S. Treasury Bonds                        8.00          11/15/21      6,424,242
  3,100,000  U.S. Treasury Bonds                        8.13          08/15/19      3,582,438
  3,450,000  U.S. Treasury Bonds                        8.13          05/15/21      4,000,917
  1,500,000  U.S. Treasury Bonds                        8.13          08/15/21      1,742,813
  2,300,000  U.S. Treasury Bonds                        8.50          02/15/20      2,762,875
  5,200,000  U.S. Treasury Bonds                        8.75          05/15/17      6,353,750
  6,300,000  U.S. Treasury Bonds                        8.75          08/15/20      7,764,750
  3,400,000  U.S. Treasury Bonds                        8.88          02/15/19      4,221,307
  1,500,000  U.S. Treasury Bonds                        9.00          11/15/18      1,884,375
  1,700,000  U.S. Treasury Bonds                        9.13          05/15/18      2,155,813
  1,800,000  U.S. Treasury Bonds                        9.25          02/15/16      2,292,750
  1,500,000  U.S. Treasury Bonds                        9.88          11/15/15      2,012,342
                                                                                 ------------

             TOTAL U.S. TREASURY SECURITIES                                      $ 69,207,430
             (Cost $61,940,998)

MASTER INVESTMENT PORTFOLIO -- ASSET ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                           MATURITY          DATE         VALUE
             SHORT-TERM INSTRUMENTS - 30.02%
$ 1,157,000  U.S. Treasury Bills                        5.20 %        09/28/95   $  1,152,308
    876,000  U.S. Treasury Bills                        5.34          09/07/95        875,125
 24,463,000  U.S. Treasury Bills                        5.37          10/05/95     24,338,764
  1,661,000  U.S. Treasury Bills                        5.38          10/12/95      1,650,877
  2,470,000  U.S. Treasury Bills                        5.39          10/19/95      2,452,439
  3,950,000  U.S. Treasury Bills                        5.40          11/02/95      3,913,940
  1,570,000  U.S. Treasury Bills                        5.41          11/09/95      1,554,050
  6,559,000  U.S. Treasury Bills                        5.41          11/16/95      6,485,467
 60,612,000  U.S. Treasury Bills                        5.42          11/24/95     59,863,805
    455,000  U.S. Treasury Bills                        5.54          09/21/95        453,629
                                                                                 ------------

             TOTAL SHORT-TERM INSTRUMENTS                                        $102,740,404
             (Cost $102,736,329)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $307,488,962)*
                (Notes 1 and 3)                        99.84%                    $341,695,794
              Other Assets and Liabilities, Net         0.16                          561,195
                                                      ------                     ------------

              TOTAL NET ASSETS                        100.00%                    $342,256,989
                                                      ------                     ------------
                                                      ------                     ------------

-------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  37,399,052
Gross Unrealized Depreciation      (3,192,220)
                                -------------

NET UNREALIZED APPRECIATION     $  34,206,832
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             CORPORATE BONDS & NOTES - 23.80%
             BANK & FINANCE - 5.78%
$   500,000  American Express Co                        8.63 %        05/15/22   $    538,997
    500,000  BankAmerica Corp                           7.20          04/15/06        504,375
    750,000  Chrysler Financial Corp                    5.38          10/15/98        727,175
  1,500,000  CIT Group Holdings                         6.63          06/15/05      1,468,437
  1,000,000  Commercial Credit Corp                     8.70          06/15/10      1,170,053
    500,000  First Union Corp                           6.63          07/15/05        486,215
    500,000  General Electric Capital Corp              8.75          05/21/07        577,319
    500,000  International Lease Finance                7.90          10/01/96        508,484
    500,000  Lehman Brothers Inc                        9.88          10/15/00        553,790
    500,000  NationsBank Corp                           6.88          02/15/05        493,124
                                                                                 ------------

                                                                                 $  7,027,969

             INDUSTRIALS - 8.78%
$   500,000  Anheuser Busch Co                          8.75 %        12/01/99   $    543,549
    500,000  Archer-Daniels-Midland Co                  8.38          04/15/17        555,400
    500,000  Caterpillar Inc                            8.00          02/15/23        523,199
    500,000  Dow Chemical Co                            8.63          04/01/06        565,555
    500,000  DuPont (El) De Nemours                     6.00          12/01/01        483,165
  1,000,000  Eastman Chemicals Co                       6.38          01/15/04        967,022
    500,000  Ford Capital BV                            9.00          08/15/98        533,477
    500,000  Ford Motor Co                              8.88          04/01/06        569,219
    750,000  Ford Motor Credit Corp                     7.75          10/01/99        780,989
    750,000  General Motors Corp                        8.13          04/15/16        754,955
    500,000  Hertz Corp                                 6.38          10/15/05        478,494
    500,000  Hertz Corp                                 6.50          04/01/00        494,733
    500,000  International Business Machines            6.38          06/15/00        497,558
    500,000  Kmart Corp                                12.50          03/01/05        660,099
    500,000  PepsiCo Inc                                7.00          11/15/96        504,701
    500,000  Philip Morris Co                           7.13          10/01/04        499,575
    500,000  Seagram (J) & Sons                         9.75          06/15/00        514,988
    750,000  Weyerhaeuser Co                            7.50          03/01/13        766,308
                                                                                 ------------

                                                                                 $ 10,692,986

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
             INTERNATIONAL AGENCIES - 0.38%
$   500,000  International Bank of Reconstruction &
               Development                              5.25 %        09/16/03   $    466,358

             TELECOMMUNICATIONS - 1.37%
$   750,000  GTE North Inc                              6.00 %        01/15/04   $    714,229
    500,000  New York Telephone Co                      5.88          09/01/03        468,990
    500,000  Southwestern Bell Telephone Co             6.75          06/01/08        486,348
                                                                                 ------------

                                                                                 $  1,669,567

             UTILITIES - 3.65%
$   500,000  Alabama Power Co                           8.50 %        05/01/22   $    516,543
    500,000  Hydro-Quebec                               8.50          12/01/29        539,055
    500,000  Pennsylvania Power & Light Co              7.75          05/01/02        519,571
    750,000  Philadelphia Electric Co                   8.75          04/01/22        802,142
    500,000  Public Service Electric & Gas Co           6.13          08/01/02        480,443
    500,000  Public Service Electric & Gas Co           8.75          11/01/21        525,440
    500,000  Victoria (Province of) Public Authority    8.45          10/01/01        544,829
    500,000  Virginia Electric & Power Co               7.38          07/01/02        518,024
                                                                                 ------------

                                                                                 $  4,446,047

             YANKEE BONDS - 3.84%
$   500,000  African Development Bank                   7.75 %        12/15/01   $    528,029
    500,000  Finland (Republic of)                      7.88          07/28/04        538,492
    500,000  Hanson Overseas BV                         7.38          01/15/03        511,728
    500,000  Italy (Republic of)                        6.00          09/27/03        468,988
    500,000  Matsushita Electric Industry Co            7.25          08/01/02        515,511
    750,000  Ontario (Province of)                      7.63          06/22/04        788,804
    500,000  Quebec (Province of)                      11.00          06/15/15        587,355
    750,000  Sweden (Kingdom of)                        6.50          03/04/03        739,107
                                                                                 ------------

                                                                                 $  4,678,014

             TOTAL CORPORATE BONDS & NOTES                                       $ 28,980,941
             (Cost $27,706,349)

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 8.87%
             FEDERAL AGENCY - OTHER - 4.11%
$   800,000  Federal Home Loan Mortgage Corp            7.13 %        07/21/99   $    825,986
    300,000  Resolution Funding Corp                    8.88          04/15/30        379,549
    500,000  Resolution Funding Corp                    9.38          10/15/20        647,374
    500,000  Tennessee Valley Authority                 4.60          12/15/96        489,935
  1,000,000  Tennessee Valley Authority                 6.13          07/15/03        960,496
    200,000  Tennessee Valley Authority                 7.75          12/15/22        200,189
    100,000  Tennessee Valley Authority                 8.25          04/15/42        108,138
  1,000,000  Tennessee Valley Authority                 8.38          10/01/99      1,072,657
    300,000  Tennessee Valley Authority                 8.63          11/15/29        321,032
                                                                                 ------------

                                                                                 $  5,005,356

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.76%
$   300,000  Federal National Mortgage Assoc            5.25 %        05/13/98   $    292,332
    400,000  Federal National Mortgage Assoc            5.30          12/10/98        388,172
    500,000  Federal National Mortgage Assoc            6.30          12/11/97        500,568
  1,000,000  Federal National Mortgage Assoc            6.95          09/10/02      1,000,519
    500,000  Federal National Mortgage Assoc            7.55          04/22/02        528,446
    200,000  Federal National Mortgage Assoc            7.55          06/10/04        204,424
  1,000,000  Federal National Mortgage Assoc            7.60          01/10/97      1,021,245
    500,000  Federal National Mortgage Assoc            7.90          04/10/02        511,545
  1,000,000  Federal National Mortgage Assoc            8.25          12/18/00      1,092,160
  1,000,000  Federal National Mortgage Assoc            8.54 (F)      07/15/14        261,349
                                                                                 ------------

                                                                                 $  5,800,760

             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                             $ 10,806,116
             (Cost $10,373,181)

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 65.83%
             U.S. TREASURY BONDS - 18.90%
$ 1,800,000  U.S. Treasury Bonds                        6.25 %        05/31/00   $  1,812,375
  1,000,000  U.S. Treasury Bonds                        7.25          08/15/22      1,057,812
  2,000,000  U.S. Treasury Bonds                        7.50          11/15/16      2,162,500
  1,500,000  U.S. Treasury Bonds                        7.63          11/15/22      1,660,313
    400,000  U.S. Treasury Bonds                        7.63          02/15/25        446,124
  2,000,000  U.S. Treasury Bonds                        7.88          02/15/21      2,258,122
  1,450,000  U.S. Treasury Bonds                        8.13          08/15/19      1,675,656
  2,100,000  U.S. Treasury Bonds                        8.13          08/15/21      2,439,938
    375,000  U.S. Treasury Bonds                        8.75          11/15/08        428,672
  1,900,000  U.S. Treasury Bonds                        8.75          08/15/20      2,341,750
    500,000  U.S. Treasury Bonds                        9.13          05/15/09        586,406
    250,000  U.S. Treasury Bonds                       10.63          08/15/15        356,015
  1,290,000  U.S. Treasury Bonds                       11.13          08/15/03      1,673,775
  2,600,000  U.S. Treasury Bonds                       12.00          08/15/13      3,800,875
    190,000  U.S. Treasury Bonds                       13.88          05/15/11        296,400
                                                                                 ------------

                                                                                 $ 22,996,733

             U.S. TREASURY NOTES - 46.93%
$ 1,000,000  U.S. Treasury Notes                        4.38 %        08/15/96   $    988,125
  2,000,000  U.S. Treasury Notes                        4.75          09/30/98      1,932,500
  2,500,000  U.S. Treasury Notes                        4.75          10/31/98      2,410,938
    500,000  U.S. Treasury Notes                        5.00          01/31/99        484,375
  3,500,000  U.S. Treasury Notes                        5.50          07/31/97      3,479,214
    300,000  U.S. Treasury Notes                        5.75          08/15/03        289,781
  2,000,000  U.S. Treasury Notes                        5.88          02/15/04      1,942,500
  3,000,000  U.S. Treasury Notes                        6.00          12/31/97      3,008,433
  1,000,000  U.S. Treasury Notes                        6.00          10/15/99        999,061
  1,600,000  U.S. Treasury Notes                        6.25          08/31/96      1,607,498
  1,400,000  U.S. Treasury Notes                        6.25          02/15/03      1,398,250
  2,600,000  U.S. Treasury Notes                        6.38          06/30/97      2,626,000
  2,950,000  U.S. Treasury Notes                        6.38          01/15/99      2,984,105
  2,300,000  U.S. Treasury Notes                        6.38          08/15/02      2,320,125
  1,700,000  U.S. Treasury Notes                        6.50          09/30/96      1,713,813

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                             RATE            DATE         VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
$ 1,000,000  U.S. Treasury Notes                        6.50 %        08/15/97   $  1,011,875
  1,000,000  U.S. Treasury Notes                        6.50          05/15/05      1,012,811
  3,700,000  U.S. Treasury Notes                        6.75          02/28/97      3,752,026
  2,800,000  U.S. Treasury Notes                        6.88          10/31/96      2,835,000
    600,000  U.S. Treasury Notes                        6.88          02/28/97        609,187
  1,200,000  U.S. Treasury Notes                        6.88          08/31/99      1,233,750
    400,000  U.S. Treasury Notes                        7.13          09/30/99        415,125
  2,500,000  U.S. Treasury Notes                        7.13          02/29/00      2,601,563
  1,600,000  U.S. Treasury Notes                        7.25          11/15/96      1,627,498
    600,000  U.S. Treasury Notes                        7.25          02/15/98        618,000
    800,000  U.S. Treasury Notes                        7.25          08/15/04        848,500
  1,300,000  U.S. Treasury Notes                        7.38          11/15/97      1,339,404
  1,800,000  U.S. Treasury Notes                        7.50          11/15/01      1,921,500
    500,000  U.S. Treasury Notes                        7.50          02/15/05        540,313
  1,400,000  U.S. Treasury Notes                        7.75          11/30/99      1,486,625
    900,000  U.S. Treasury Notes                        8.75          08/15/00      1,000,967
  2,200,000  U.S. Treasury Notes                        9.00          05/15/98      2,365,684
  3,400,000  U.S. Treasury Notes                        9.13          05/15/99      3,743,182
                                                                                 ------------

                                                                                 $ 57,147,728

             TOTAL U.S. TREASURY SECURITIES                                      $ 80,144,461
             (Cost $78,368,403)

             SHORT-TERM INSTRUMENTS - 0.73%
             U.S. TREASURY BILLS - 0.73%
$   198,000  U.S. Treasury Bills                        5.38 %(F)     10/12/95   $    196,793
    196,000  U.S. Treasury Bills                        5.41 (F)      11/09/95        194,009
    205,000  U.S. Treasury Bills                        5.41 (F)      11/16/95        202,702
    298,000  U.S. Treasury Bills                        5.42 (F)      11/24/95        294,307
                                                                                 ------------

             TOTAL SHORT-TERM INSTRUMENTS                                        $    887,811
             (Cost $887,738)

MASTER INVESTMENT PORTFOLIO -- BOND INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $117,335,671)*
                (Notes 1 and 3)                      99.23%         $120,819,329
              Other Assets and Liabilities, Net       0.77               940,688
                                                    ------          ------------

              TOTAL NET ASSETS                      100.00%         $121,760,017
                                                    ------          ------------
                                                    ------          ------------

-------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   4,025,279
Gross Unrealized Depreciation        (541,621)
                                -------------

NET UNREALIZED APPRECIATION     $   3,483,658
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS - 84.14%
             AUTOMOBILE & RELATED - 0.30%
     11,900  Wabash National Corp                         $    400,613  $    434,350

             BASIC INDUSTRIES - 1.13%
     28,500  Minerals Technologies Inc                    $    906,587  $  1,033,125
     20,000  N-Viro International Corp+                         27,500        17,500
     15,000  OM Group Inc                                      382,875       450,000
     70,000  Quadrax Corp+                                     257,751       126,875
                                                          ------------  ------------

                                                          $  1,574,713  $  1,627,500

             BIOTECHNOLOGY - 0.50%
      6,500  Cell Genesys Inc+                            $     33,513  $     43,875
     10,000  Immunex Corp+                                     163,125       155,000
     15,000  Lifecore Biomedical Inc+                          131,375       191,250
     22,000  Liposome Co Inc                                   234,532       327,250
                                                          ------------  ------------

                                                          $    562,545  $    717,375

             BUILDING MATERIALS & SERVICES - 0.65%
     40,000  J Ray McDermott SA+                          $    835,592  $    940,000

             COMPUTER SOFTWARE - 13.48%
     57,000  Acclaim Entertainment Inc+                   $  1,379,842  $  1,439,250
     13,500  ArcSys Inc+                                       327,750       540,000
      5,000  BDM International Inc                              92,500       125,625
     18,716  First Data Corp                                 1,257,311     1,092,547
      4,000  Harbinger Corp+                                    48,000        58,000
     10,000  HCIA Inc+                                         285,000       280,000
     48,200  IKOS Systems Inc+                                 420,450       548,275
     55,000  Imnet Systems Inc+                                856,125     1,017,500
     16,000  Mercury Interactive Corp+                         380,000       362,000
     37,700  Metatec Corp Class A+                             362,088       523,088
     11,000  Microsoft Corp+                                   666,750     1,017,500
     44,500  NETCOM On-Line Communication Services Inc+      1,100,531     1,663,188

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
     30,000  Open Environment Corp+                       $    587,500  $    570,000
     40,000  Oracle Systems Corp+                            1,364,938     1,605,000
     75,000  Rational Software Corp+                           921,875     1,153,125
    112,500  Sanctuary Woods Multimedia+                       651,623       745,313
     16,500  Seventh Level Inc+                                 82,500       292,875
     10,000  Sierra On-Line Inc+                               197,500       390,000
     18,000  Summit Medical System Inc+                        170,625       279,000
     25,000  Syncronys Softcorp+                               337,500       656,250
     29,000  Synopsys Inc+                                   1,373,689     1,682,000
     85,000  Veritas Software Corp+                          1,695,415     2,167,500
     57,500  Viasoft Inc+                                      648,987       603,750
     20,000  VideoServer Inc+                                  781,950       702,500
                                                          ------------  ------------

                                                          $ 15,990,449  $ 19,514,286

             COMPUTER SYSTEMS - 9.17%
     20,000  3Com Corp+                                   $    750,516  $    780,000
     70,000  Adaptec Inc+                                    1,667,397     2,975,000
     59,500  Cisco Systems Inc+                              1,706,625     3,904,688
     48,000  Komag Inc+                                      1,327,875     2,988,000
     20,000  Quantum Corp+                                     522,876       480,000
     60,000  Solectron Corp+                                 1,466,178     2,130,000
                                                          ------------  ------------

                                                          $  7,441,467  $ 13,257,688

             ELECTRICAL EQUIPMENT - 3.91%
      6,500  Belden Inc                                   $    156,332  $    180,375
      9,500  Computational Systems Inc+                        128,125       147,250
      3,000  Innovex Inc                                        66,803        69,375
     57,000  Integrated Device Technology Inc+               2,111,188     3,284,625
     75,000  Interlink Electronics Inc+                        375,000       759,375
     35,000  Power (R F) Products Inc                          233,780       266,875
     30,000  Uniphase Corp+                                    532,500       948,750
                                                          ------------  ------------

                                                          $  3,603,728  $  5,656,625

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRONIC SEMICONDUCTORS - 4.73%
      5,500  Clare (C P) Corp+                            $     88,000  $    132,000
    105,000  Genus Inc+                                      1,469,111     1,443,750
     34,000  Intel Corp                                      1,245,375     2,086,750
     40,000  Lattice Semiconductor Corp+                     1,246,710     1,315,000
     20,000  Microsemi Corp+                                   251,250       255,000
     32,000  OnTrak Systems Inc+                               881,554       860,000
     30,000  Semtech Corp+                                     516,250       750,000
                                                          ------------  ------------

                                                          $  5,698,250  $  6,842,500

             ENERGY & RELATED - 3.25%
     30,000  Anadarko Petroleum Corp                      $  1,395,765  $  1,432,500
     35,000  Ensco International Inc+                          582,801       630,000
     50,000  Global Marine Inc+                                246,750       337,500
     35,000  KCS Energy                                        714,087       507,500
     20,000  Sonat Offshore Drilling Co                        657,600       685,000
     20,000  Tosco Corp                                        723,139       642,500
     22,500  Trigen Energy Corp                                395,548       469,688
                                                          ------------  ------------

                                                          $  4,715,690  $  4,704,688

             ENTERTAINMENT - 5.49%
     44,500  Anchor Gaming+                               $    757,390  $  1,168,125
     72,000  Children's Discovery Centers of America Inc+    1,075,166       972,000
     48,000  Circus Circus Entertainment Inc+                1,625,881     1,572,000
     35,000  Mirage Resorts Inc+                               751,190     1,203,125
     44,000  Regal Cinemas Inc+                              1,060,178     1,496,000
     80,800  Sports Club Inc+                                  622,853       368,650
     60,000  Station Casino Inc+                               997,110     1,162,500
                                                          ------------  ------------

                                                          $  6,889,768  $  7,942,400

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL CONTROL - 2.53%
    100,000  Molten Metal Technology Inc+                 $  1,944,916  $  2,225,000
     45,000  Sanifill Inc+                                   1,248,096     1,434,375
                                                          ------------  ------------

                                                          $  3,193,012  $  3,659,375

             FINANCE & RELATED - 3.62%
     35,000  Cole Taylor Financial Group Inc              $    723,235  $    805,000
     45,000  Countrywide Credit Industries Inc                 895,700       990,000
    129,500  Envoy (New) Corp+                                 633,367     1,359,750
      9,000  FelCor Suite Hotels Inc                           226,000       247,500
      2,500  First Financial Management Corp+                  179,833       225,313
     20,000  NHP Inc+                                          252,500       260,000
     25,000  Student Loan Marketing Assoc                      947,210     1,353,125
                                                          ------------  ------------

                                                          $  3,857,845  $  5,240,688

             FOOD & RELATED - 2.74%
     40,000  Coca-Cola Femsa SA ADR                       $  1,013,683  $    925,000
     29,000  General Nutrition Co Inc+                         764,250     1,210,750
     20,000  Heinz (H J) Co                                    864,076       847,500
     80,000  Whole Foods Market Inc+                         1,210,630       975,000
                                                          ------------  ------------

                                                          $  3,852,639  $  3,958,250

             GENERAL BUSINESS & RELATED - 0.85%
     20,000  Action Performance Co Inc+                   $    281,250  $    322,500
     30,000  La Quinta Inns Inc                                863,948       900,000
                                                          ------------  ------------

                                                          $  1,145,198  $  1,222,500

             HEALTHCARE - 9.59%
     10,000  American Oncology Resources Inc+             $    210,000  $    377,500
     52,500  Coram Healthcare+                                 911,861       255,938
     75,000  Genesis Health Ventures Inc+                    1,905,675     2,371,875
    115,000  Healthsouth Corp+                               2,241,055     2,716,875

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
     57,500  Mid Atlantic Medical Services+               $  1,164,770  $  1,070,938
     65,000  Physician Corp of America+                      1,082,640     1,040,000
     60,000  Renal Treatment Centers+                        1,178,875     1,950,000
     65,000  Value Health Inc+                               2,409,123     2,250,625
     49,000  Vencor Inc+                                     1,532,047     1,451,625
    120,000  Work Recovery Inc+                                452,036       382,500
                                                          ------------  ------------

                                                          $ 13,088,082  $ 13,867,876

             HOSPITAL & MEDICAL SUPPLIES - 2.88%
     50,000  Angeion Corp+                                $    118,750  $    387,500
     80,000  Bioject Medical Technologies+                     306,665       170,000
     65,000  Endosonics Corp+                                  578,190       739,375
     63,500  Heart Technology Inc+                           1,424,381     1,730,375
     50,000  Sola International Inc+                           997,890     1,143,750
                                                          ------------  ------------

                                                          $  3,425,876  $  4,171,000

             MANUFACTURING PROCESSING - 2.15%
     80,000  Lydall Inc+                                  $  1,246,357  $  1,910,000
     54,500  Pall Corp                                       1,260,075     1,192,188
                                                          ------------  ------------

                                                          $  2,506,432  $  3,102,188

             PHARMACEUTICALS - 1.69%
     25,000  Astra AB ADR Class A+                        $    834,375  $    828,750
     20,000  Genzyme Corp - General Division+                  850,000     1,117,500
     75,000  Seragen Inc+                                      514,332       496,875
                                                          ------------  ------------

                                                          $  2,198,707  $  2,443,125

             PUBLISHING & MEDIA - 0.28%
     10,000  Edmark Corp+                                 $    377,500  $    400,000

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             COMMON STOCKS (CONTINUED)
             RETAIL STORES - 2.22%
     45,000  Barnes & Noble+                              $  1,279,194  $  1,760,625
     15,000  Claire's Stores Inc                               277,334       324,375
     32,000  Pacific Sunwear of California+                    442,375       208,000
     30,000  PetSmart Inc+                                     812,230       911,250
                                                          ------------  ------------

                                                          $  2,811,133  $  3,204,250

             TELECOMMUNICATIONS - 10.56%
     55,000  California Microwave Inc+                    $  1,634,563  $  1,443,750
     45,000  DSC Communications Corp+                        1,846,563     2,362,500
     46,000  DSP Communications Inc+                           610,290     1,173,000
     60,000  Geotek Communications Inc+                        524,695       468,750
     45,000  Harmonic Lightwaves Inc+                          827,657       680,625
     60,000  LCI International Inc+                          1,285,963     2,392,500
     38,000  Natural Microsystems Corp+                        849,551       940,500
     50,000  Nokia Corp ADR Class A                          1,829,750     3,468,750
     46,500  Paging Network Inc+                             1,320,007     1,836,750
     15,000  WorldCom Inc+                                     453,750       505,313
                                                          ------------  ------------

                                                          $ 11,182,789  $ 15,272,438

             TRANSPORTATION - 2.42%
     30,000  Atlantic Coast Airlines Inc+                 $    167,813  $    228,750
     30,000  Greenbrier Companies Inc                          475,638       390,000
     77,500  Landair Services Inc+                           1,403,448     1,065,625
     70,000  Southwest Airlines Co                           1,769,155     1,811,250
                                                          ------------  ------------

                                                          $  3,816,054  $  3,495,625

             TOTAL COMMON STOCKS                          $ 99,168,082  $121,674,727

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                    COST         VALUE
             PREFERRED STOCKS - 0.73%
             TELECOMMUNICATIONS - 0.73%
     20,000  LCI International Inc Convertible            $    500,000  $  1,052,500

             MUTUAL FUNDS - 0.38%
             CLOSED-END MUTUAL FUNDS - 0.38%
     15,000  Emerging Markets Infrastructure Fund         $    151,875  $    148,125
     25,000  Morgan Stanley India Investment Fund              345,910       259,375
     15,000  The India Fund Inc                                213,750       146,250
                                                          ------------  ------------

             TOTAL MUTUAL FUNDS                           $    711,535  $    553,750

             WARRANTS - 3.21%
     50,000  Angeion Corp Expires 03/12/1996              $          0  $     81,250
    115,000  Intel Corp Expires 03/14/1998                     830,719     3,838,125
      5,000  Interlink Electronics Inc Expires 06/07/1996            0        16,875
    100,000  Viacom Inc Class E Expires 07/07/1999             729,738       700,000
                                                          ------------  ------------

             TOTAL WARRANTS                               $  1,560,457  $  4,636,250

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CORPORATE BONDS & NOTES - 1.94%
             CONVERTIBLE CORPORATE BONDS - 1.94%
$   600,000  Careline Inc                                         8.00 %        05/01/01   $    591,000
    500,000  First Financial Management                           5.00          12/15/99        699,375
    595,000  LDDS Communications Inc                              5.00          08/15/03        627,725
    227,200  Oryx Energy Co                                       7.50          05/15/14        193,688
    500,000  Scholastic Co                                        5.00          08/15/05        505,000
    150,000  Vencor Inc                                           6.00          10/01/02        186,370
                                                                                           ------------

             TOTAL CORPORATE BONDS & NOTES                                                 $  2,803,158
             (Cost $2,531,064)

             SHORT-TERM INSTRUMENTS - 9.97%
             U.S. TREASURY BILLS - 7.59%
$ 8,000,000  U.S. Treasury Bills                                  5.34 %(F)     09/07/95   $  7,991,834
  3,000,000  U.S. Treasury Bills                                  5.54 (F)      09/21/95      2,990,532
                                                                                           ------------

                                                                                           $ 10,982,366

             REPURCHASE AGREEMENTS - 2.38%
$ 3,440,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.80 %        09/03/95   $  3,440,000
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 14,422,366
             (Cost $14,423,673)

MANAGED SERIES INVESTMENT TRUST -- GROWTH STOCK MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $118,894,811)*
                (Notes 1 and 3)                                 100.37%       $145,142,751
              Other Assets and Liabilities, Net                  (0.37)           (533,996)
                                                                ------        ------------

              TOTAL NET ASSETS                                  100.00%       $144,608,755
                                                                ------        ------------
                                                                ------        ------------

-------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  31,735,022
Gross Unrealized Depreciation      (5,487,082)
                                -------------

NET UNREALIZED APPRECIATION     $  26,247,940
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS - 90.26%
    123,275  Abbott Laboratories                         $  3,750,611  $  4,776,906
     15,936  Advanced Micro Devices+                          444,054       537,840
     17,441  Aetna Life & Casualty Co                         963,253     1,190,348
     18,018  Ahmanson (H F) & Co                              345,688       427,928
     17,219  Air Products & Chemicals Inc                     774,672       923,369
     76,301  Airtouch Communications+                       1,920,374     2,479,783
      4,247  Alberto-Culver Co Class B                        102,160       121,040
     39,228  Albertson's Inc                                1,111,058     1,250,393
     34,671  Alcan Aluminium Ltd                              836,618     1,131,141
      8,465  Alco Standard Corp                               501,748       681,433
      6,823  Alexander & Alexander Services                   138,495       157,782
      9,914  Allergan Inc                                     244,896       301,138
     43,924  Allied Signal Inc                              1,594,028     1,949,128
     69,224  Allstate Corp                                  1,824,130     2,344,963
     29,145  Alltel Corp                                      878,125       823,346
     27,536  Aluminum Co of America                         1,090,426     1,572,994
     12,641  ALZA Corp+                                       292,978       300,224
     18,161  Amdahl Corp+                                     135,639       165,719
     14,348  Amerada Hess Corp                                707,685       679,737
     29,179  American Brands Inc                              996,812     1,225,518
     28,689  American Electric Power Inc                      931,019       979,012
     76,608  American Express Corp                          2,212,971     3,093,048
     31,606  American General Corp                            936,637     1,114,112
     11,502  American Greetings Corp Class A                  333,169       353,687
     47,630  American Home Products Corp                    2,990,772     3,667,510
     73,236  American International Group Inc               4,575,045     5,904,653
     22,914  American Stores Co                               575,193       673,099
     85,429  Ameritech Corp                                 3,471,900     4,378,236
     40,896  Amgen Inc+                                     1,014,479     1,957,896
     76,666  Amoco Corp                                     4,529,885     4,887,458
     32,404  AMP Inc                                        1,122,895     1,316,413
     11,780  AMR Corp+                                        728,981       830,490
      5,926  Andrew Corp+                                     171,343       345,190
     39,601  Anheuser-Busch Inc                             2,058,702     2,262,207
     18,676  Apple Computer Inc                               643,125       803,068

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     13,010  Applied Materials Inc+                      $    741,823  $  1,353,040
     83,657  Archer-Daniels-Midland Co                      1,273,775     1,390,792
     16,345  Armco Inc+                                       102,835       102,156
      5,736  Armstrong World Industries Inc                   262,729       329,103
      6,525  ASARCO Inc                                       175,262       211,247
      9,581  Ashland Inc                                      331,928       313,778
    244,401  AT & T Corp                                   13,343,572    13,808,657
     24,863  Atlantic Richfield Corp                        2,670,591     2,713,175
      7,373  Autodesk Inc                                     221,620       340,080
     22,232  Automatic Data Processing                      1,221,821     1,445,080
      8,187  Avery Dennison Corp                              257,417       335,667
     10,571  Avon Products Inc                                630,513       746,577
     21,764  Baker Hughes Inc                                 466,202       489,690
      4,665  Ball Corp                                        135,830       158,610
      7,204  Bally Entertainment Corp+                         57,957        87,349
     22,768  Baltimore Gas & Electric Co                      533,701       597,660
     60,975  Banc One Corp                                  2,069,497     2,050,284
     17,197  Bank of Boston Corp                              481,411       756,668
     29,538  Bank of New York Inc                           1,016,092     1,284,903
     57,771  BankAmerica Corp                               2,706,184     3,264,062
     12,137  Bankers Trust N Y Corp                           830,658       835,936
      8,078  Bard (C R) Inc                                   203,838       250,418
     14,969  Barnett Banks Inc                                684,383       855,104
     54,542  Barrick Gold Corp                              1,394,570     1,384,003
      2,197  Bassett Furniture Industries                      62,447        54,376
      9,032  Bausch & Lomb Inc                                374,738       359,022
     43,142  Baxter International Inc                       1,193,821     1,682,538
     10,391  Becton Dickenson & Co                            452,311       585,793
     67,407  Bell Atlantic Corp                             3,736,652     4,027,568
     76,631  BellSouth Corp                                 4,555,350     5,268,381
      7,898  Bemis Co Inc                                     189,108       229,042
      8,140  Beneficial Corp                                  315,241       399,878
     16,968  Bethlehem Steel Corp+                            316,206       248,157
     15,095  Beverly Enterprises+                             194,856       200,009
     17,879  Biomet Inc+                                      200,094       288,299

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     13,116  Black & Decker Corp                         $    288,187  $    424,631
     16,139  Block (H & R) Inc                                646,950       629,421
     19,418  Boatmen's Bancshares Inc                         617,126       718,466
     52,752  Boeing Co                                      2,474,146     3,362,940
      7,269  Boise Cascade Corp                               191,310       311,658
     23,173  Boston Scientific Corp+                          517,612       921,127
      4,581  Briggs & Stratton Corp                           154,471       173,505
     78,331  Bristol-Myers Squibb Co                        4,487,536     5,375,465
      2,813  Brown Group Inc                                   94,722        51,337
     10,611  Brown-Forman Corp Class B                        312,842       392,607
     32,852  Browning-Ferris Industries Inc                 1,010,172     1,104,649
        339  Bruno's Inc                                        4,030         3,475
     14,749  Brunswick Corp                                   298,974       296,824
     13,838  Burlington Northern Inc                          766,184       958,282
     19,578  Burlington Resources Inc                         821,172       800,251
     11,069  Cabletron Systems Inc+                           587,819       585,273
     38,529  Campbell Soup Co                               1,522,945     1,762,702
     23,789  Capital Cities/ABC Inc                         1,788,728     2,735,735
     24,191  Carolina Power & Light Co                        661,436       740,849
     30,901  Caterpillar Inc                                1,621,244     2,074,230
     10,014  CBS Inc                                          625,450       798,617
      4,367  Centex Corp                                      124,156       127,735
     29,555  Central & South West Corp                        741,093       724,098
      7,069  Ceridian Corp+                                   177,063       309,269
     14,419  Champion International Corp                      521,663       816,476
     15,789  Charming Shoppes Inc                             151,874        82,892
     27,390  Chase Manhattan Corp                           1,041,497     1,574,925
     37,238  Chemical Banking Corp Class A                  1,490,773     2,169,114
    100,731  Chevron Corp                                   4,493,675     4,872,862
     56,975  Chrysler Corp                                  2,725,607     3,069,528
     13,480  Chubb Corp                                     1,077,715     1,230,050
     11,181  CIGNA Corp                                       771,353     1,081,762
      5,182  Cincinnati Milacron Inc                          120,894       171,654
     23,996  Cinergy Corp                                     557,310       614,898
     14,942  Circuit City Stores Inc                          370,019       515,499

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     41,451  Cisco Systems Inc+                          $  1,324,910  $  2,720,222
     61,401  Citicorp                                       2,576,213     4,075,491
      8,192  Clorox Co                                        434,201       553,984
     16,195  Coastal Corp                                     468,106       530,386
    195,825  Coca-Cola Co                                   9,077,114    12,581,756
     22,349  Colgate-Palmolive Co                           1,308,213     1,519,732
      7,760  Columbia Gas System Inc+                         217,815       273,540
     68,457  Columbia HCA Healthcare Corp                   2,782,100     3,217,479
     37,022  Comcast Corp Class A                             680,979       791,345
      6,693  Community Psychiatric Centers+                    83,592        78,643
     40,426  Compaq Computer Corp+                          1,338,915     1,930,342
     24,765  Computer Associates International Inc          1,076,356     1,721,168
      8,473  Computer Sciences Corp+                          358,912       510,498
     37,877  ConAgra Inc                                    1,128,609     1,434,591
     12,141  Conrail Inc                                      674,714       816,482
     36,289  Consolidated Edison Co                         1,067,584     1,025,164
      6,661  Consolidated Freightways                         153,370       172,353
     14,415  Consolidated Natural Gas Co                      589,056       556,779
     17,098  Cooper Industries Inc                            680,197       649,724
     12,951  Cooper Tire & Rubber Co                          322,059       336,726
      5,879  Coors (Adolph) Co Class B                        106,864        99,943
     22,309  CoreStates Financial Corp                        631,331       825,433
     35,413  Corning Inc                                    1,159,962     1,155,349
     22,579  CPC International Inc                          1,124,549     1,419,655
      4,699  Crane Co                                         133,785       169,164
      3,872  Cray Research Inc+                                87,962        90,024
     13,887  Crown Cork & Seal Co+                            540,682       624,925
     16,284  CSX Corp                                       1,239,285     1,343,430
     26,726  CUC International Inc+                           709,937       912,025
      6,270  Cummins Engine Co Inc                            272,852       246,098
     14,238  Cyprus Amax Minerals                             404,653       398,664
     15,610  Dana Corp                                        428,908       466,349
     24,365  Darden Restaurants Inc+                          250,719       249,741
      5,684  Data General Corp+                                48,046        55,419
     11,113  Dayton-Hudson Corp                               837,888       812,638

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     26,081  Dean Witter Discover & Co                   $  1,025,940  $  1,330,131
     13,377  Deere & Co                                       983,720     1,143,734
      7,838  Delta Air Lines Inc                              409,526       582,951
     12,746  Deluxe Corp                                      386,256       398,313
     22,319  Detroit Edison Co                                633,753       683,519
     14,295  Dial Corp                                        311,487       343,080
     22,682  Digital Equipment Corp+                          692,850       946,974
     17,417  Dillard Department Stores Inc Class A            550,480       537,750
     80,418  Disney (Walt) Co                               3,577,609     4,513,460
     26,680  Dominion Resources Inc                         1,043,883       963,815
     23,471  Donnelley (R R) & Sons Co                        703,953       891,898
      8,722  Dover Corp                                       505,407       695,580
     42,528  Dow Chemical Co                                2,816,213     3,147,072
     14,970  Dow Jones & Co Inc                               492,538       548,276
     28,114  Dresser Industries Inc                           614,414       674,736
     17,649  DSC Communications Corp+                         497,668       926,573
     31,642  Duke Power Co                                  1,216,415     1,285,456
     26,150  Dun & Bradstreet Corp                          1,498,267     1,513,431
     85,408  DuPont (E I) de Nemours                        5,156,230     5,583,548
      3,067  Eastern Enterprises                               77,991        93,927
     12,875  Eastman Chemical Co                              638,246       832,047
     52,605  Eastman Kodak Co                               2,541,631     3,031,363
     11,982  Eaton Corp                                       631,120       648,526
      9,226  Echlin Inc                                       284,163       318,297
     17,401  Echo Bay Mines Ltd                               196,833       180,535
      9,960  Ecolab Inc                                       218,567       272,655
      8,169  EG & G Inc                                       133,264       155,211
     36,099  Emerson Electric Co                            2,209,882     2,576,566
     21,977  Engelhard Corp                                   408,790       620,850
     38,901  Enron Corp                                     1,265,552     1,308,046
     10,291  Enserch Corp                                     160,615       168,515
     35,191  Entergy Corp                                     992,624       844,584
    191,889  Exxon Corp                                    12,024,680    13,192,369
      8,679  Federal Express Corp+                            577,008       622,718
     27,892  Federal Home Loan Mortgage Corp                1,632,581     1,792,061

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     42,103  Federal National Mortgage Assoc             $  3,527,083  $  4,015,574
      7,048  Federal Paper Board Co                           189,644       279,277
     13,956  First Chicago Corp                               692,893       884,462
     18,517  First Data Corp                                  942,130     1,080,930
     12,503  First Fidelity Bancorp                           599,480       817,384
     11,714  First Interstate Bancorp                         904,038     1,118,687
      3,108  First Mississippi Corp                            56,010       102,953
     26,589  First Union Corp                               1,213,160     1,332,774
     21,764  Fleet Financial Group Inc                        782,718       805,268
      7,047  Fleetwood Enterprises Inc                        147,484       138,297
      5,813  Fleming Co Inc                                   161,522       169,304
     12,737  Fluor Corp                                       633,625       745,115
      5,663  FMC Corp+                                        310,899       436,051
    158,643  Ford Motor Co                                  4,584,258     4,858,442
      5,494  Foster Wheeler Corp                              196,274       202,591
     28,636  FPL Group Inc                                    979,118     1,113,225
     31,765  Freeport McMoRan Copper & Gold Inc Class B       863,013       742,507
     11,721  Fruit of the Loom Inc Class A+                   311,376       275,444
     21,616  Gannett Co Inc                                 1,109,135     1,156,456
     22,254  Gap Inc                                          839,199       714,910
      9,767  General Dynamics Corp                            416,083       513,988
    261,623  General Electric Co                           13,090,754    15,403,054
     24,377  General Mills Inc                              1,169,602     1,258,463
    115,408  General Motors Corp                            5,648,714     5,424,176
     17,805  General Public Utilities                         531,923       509,668
     12,694  General Re Corp                                1,490,526     1,886,646
      7,325  General Signal Corp                              250,209       260,038
     18,965  Genuine Parts Co                                 689,006       746,747
     13,954  Georgia-Pacific Corp                             940,425     1,255,860
      9,098  Giant Food Inc Class A                           208,238       283,175
      5,271  Giddings & Lewis Inc                              99,976        86,313
     68,486  Gillette Co                                    2,344,338     2,859,291
      9,024  Golden West Financial                            364,204       430,896
      4,044  Goodrich (B F) Co                                184,335       240,618

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     23,446  Goodyear Tire & Rubber Co                   $    901,122  $    937,840
     14,593  Grace (W R) & Co                                 636,840       972,259
      7,872  Grainger (W W) Inc                               487,675       468,384
      5,878  Great Atlantic & Pacific Tea Co                  148,138       166,788
     10,269  Great Lakes Chemical Corp                        625,285       679,038
     20,831  Great Western Financial Corp                     382,466       486,925
    149,790  GTE Corp                                       4,909,416     5,486,059
     17,638  Halliburton Co                                   620,889       747,410
      5,182  Handleman Co                                      56,566        49,229
     11,242  Harcourt General Inc                             407,721       467,948
      4,667  Harland (John H) Co                              107,270       103,257
      7,061  Harnischfeger Industries Inc                     178,008       259,492
     15,876  Harrah's Entertainment Inc+                      398,089       506,048
      6,007  Harris Corp                                      268,489       346,153
     13,587  Hasbro Inc                                       440,209       439,879
     37,581  Heinz (H J) Co                                 1,343,115     1,592,495
      3,857  Helmerich & Payne Inc                            110,661       110,407
     18,032  Hercules Inc                                     669,781     1,003,030
     12,075  Hershey Foods Corp                               562,908       722,991
     78,796  Hewlett Packard Co                             3,605,951     6,303,680
      7,470  Hilton Hotels Corp                               433,736       496,755
     73,536  Home Depot Inc                                 3,185,018     2,932,248
     21,276  Homestake Mining Co                              400,133       351,054
     19,693  Honeywell Inc                                    681,271       861,569
     14,969  Household International Inc                      557,770       840,135
     20,322  Houston Industries Inc                           767,084       861,145
     17,652  Illinois Tool Works Inc                          746,897     1,081,185
     18,079  Inco Ltd                                         472,893       632,765
     16,354  Ingersoll-Rand Co                                586,680       619,408
      7,499  Inland Steel Industries Inc                      244,773       205,285
    127,906  Intel Corp                                     4,469,651     7,850,231
      7,021  Intergraph Corp+                                  68,521        86,885
     89,645  International Business Machines Corp           5,870,513     9,267,052
     17,213  International Flavors & Fragrances               718,544       824,072
     19,618  International Paper Co                         1,391,619     1,606,224

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     12,130  Interpublic Group Cos Inc                   $    388,508  $    471,554
     16,331  ITT Corp                                       1,447,942     1,953,596
     12,654  James River Corp                                 242,733       439,727
      7,526  Jefferson-Pilot Corp                             384,983       473,197
     99,670  Johnson & Johnson                              4,781,971     6,877,230
      6,303  Johnson Controls Inc                             323,691       383,695
      7,018  Jostens Inc                                      126,628       168,432
     70,525  K Mart Corp                                    1,193,251       960,903
      4,974  Kaufman & Broad Home Corp                         78,827        66,527
     33,910  Kellogg Co                                     1,899,524     2,288,925
      7,964  Kerr-McGee Corp                                  388,838       438,020
     36,726  KeyCorp                                        1,145,360     1,138,506
     24,726  Kimberly-Clark Corp                            1,333,287     1,579,373
      5,689  King World Productions+                          219,210       216,182
      7,719  Knight-Ridder Inc                                417,242       434,194
     17,165  Kroger Co+                                       405,030       560,008
     42,701  Laidlaw Inc Class B                              379,271       384,309
     45,134  Lilly (Eli) & Co                               2,615,003     3,695,346
     55,084  Limited Inc                                    1,068,843     1,019,054
     14,653  Lincoln National Corp                            593,165       630,079
     11,563  Liz Claiborne Inc                                266,623       263,058
     30,871  Lockheed Martin Corp                           1,432,331     1,879,272
      9,057  Loews Corp                                     1,012,337     1,189,863
      3,229  Longs Drug Stores Corp                           111,026       119,473
     13,095  Loral Corp                                       493,789       716,951
      5,161  Louisiana Land & Exploration Co                  213,646       197,408
     16,655  Louisiana-Pacific Corp                           523,315       395,556
     24,650  Lowe's Co Inc                                    793,046       819,613
      3,674  Luby's Cafeterias Inc                             82,769        73,021
     11,845  Mallinckrodt Group Inc                           380,339       445,668
      9,663  Manor Care Inc                                   251,919       312,840
     18,952  Marriott International                           536,618       672,796
     11,280  Marsh & McLennan Companies Inc                   943,863       929,190
     24,216  Masco Corp                                       672,827       678,048
     34,103  Mattel Inc                                       729,373       988,987

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     38,371  May Co Department Stores Co                 $  1,510,275  $  1,625,971
     16,607  Maytag Corp                                      288,566       257,409
     22,968  MBNA Corp                                        575,013       815,364
      8,319  McDermott International Inc                      210,052       189,257
    107,169  McDonald's Corp                                3,195,603     3,911,669
     17,636  McDonnell Douglas Corp                           773,153     1,415,289
      7,707  McGraw-Hill Inc                                  526,892       606,926
    104,965  MCI Communications                             2,474,004     2,525,720
      8,711  Mead Corp                                        406,001       534,638
     17,844  Medtronic Inc                                    837,646     1,684,028
     22,656  Mellon Bank Corp                                 866,973     1,073,328
     16,238  Melville Corp                                    633,121       541,943
      5,713  Mercantile Stores Co Inc                         213,023       262,084
    191,005  Merck & Co Inc                                 6,634,323     9,526,374
      4,245  Meredith Corp                                     93,900       166,616
     27,160  Merrill Lynch & Co Inc                         1,097,293     1,565,095
     31,745  Micron Technology Inc                            758,036     2,440,397
     89,751  Microsoft Corp+                                5,360,502     8,301,968
      7,012  Millipore Corp                                   178,231       244,544
     64,847  Minnesota Mining & Manufacturing Co            3,443,957     3,542,267
     61,142  Mobil Corp                                     5,093,144     5,823,776
     17,653  Monsanto Co                                    1,336,267     1,674,828
     15,370  Moore Corp Ltd                                   282,951       320,849
     28,936  Morgan (J P) & Co Inc                          1,888,159     2,108,711
      5,084  Morrison Knudsen Corp                             95,423        39,401
     22,878  Morton International Inc                         642,361       743,535
     90,872  Motorola Inc                                   4,693,843     6,792,682
      1,348  NACCO Industries Inc Class A                      71,686        77,510
     10,442  Nalco Chemical Co                                347,784       365,470
     22,645  National City Corp                               633,697       673,689
     19,166  National Semiconductor+                          370,374       541,440
      7,446  National Service Industries Inc                  197,894       215,934
     41,926  NationsBank                                    2,178,258     2,573,208
     11,577  Navistar International Corp+                     198,332       150,501
     24,705  NBD Bancorp Inc                                  778,501       883,204

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     14,993  New York Times Co Class A                   $    368,782  $    372,951
     24,402  Newell Co                                        523,600       610,050
     13,355  Newmont Mining Corp                              558,851       580,943
     22,222  Niagara Mohawk Power Corp                        381,914       266,664
      7,858  NICOR Inc                                        206,968       201,361
     11,157  Nike Inc Class B                                 696,859     1,033,417
     19,055  NorAm Energy Corp                                129,945       135,767
     12,734  Nordstrom Inc                                    508,909       525,278
     20,349  Norfolk Southern Corp                          1,318,590     1,439,692
     10,438  Northern States Power Co                         449,544       444,920
     39,111  Northern Telecom Ltd                           1,215,873     1,437,329
      7,670  Northrop Grumman Corp                            320,532       466,911
     50,004  Norwest Corp                                   1,316,662     1,506,371
     56,506  Novell Inc+                                    1,072,437     1,017,108
     13,505  Nucor Corp                                       803,252       661,745
     65,767  NYNEX Corp                                     2,632,983     2,959,515
     48,982  Occidental Petroleum Corp                        982,762     1,065,359
      7,542  Ogden Corp                                       170,557       175,352
     23,519  Ohio Edison Co                                   474,703       508,598
      4,152  ONEOK Inc                                         81,566        90,825
     66,636  Oracle Systems Corp+                           1,726,607     2,673,770
     15,936  Oryx Energy Co+                                  255,038       215,136
      3,068  Outboard Marine Corp                              62,287        65,579
      7,820  Owens Corning Fiberglass+                        278,616       306,935
      5,962  PACCAR Inc                                       292,690       295,119
     12,632  Pacific Enterprises                              278,775       303,168
     66,462  Pacific Gas & Electric Co                      1,813,866     1,910,783
     65,486  Pacific Telesis Group                          1,981,455     1,858,165
     43,914  PacifiCorp                                       791,255       795,941
     17,917  Pall Corp                                        313,439       391,934
     23,046  Panhandle Eastern Corp                           506,007       576,150
     11,395  Parker Hannifin Corp                             325,497       451,527
     34,203  PECO Energy Co                                   948,881       910,655
     35,868  Penney (J C) Co Inc                            1,778,365     1,623,027
      7,150  Pennzoil Co                                      374,397       314,600

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
      5,392  Peoples Energy Corp                         $    147,510  $    146,932
      9,522  Pep Boys-Manny Moe & Jack                        280,774       261,855
    121,626  Pepsico Inc                                    4,376,518     5,503,577
      6,437  Perkin-Elmer Corp                                200,332       219,663
     97,540  Pfizer Inc                                     3,367,452     4,816,038
     10,793  Phelps Dodge Corp                                603,471       684,006
    130,466  Philip Morris Co Inc                           7,283,707     9,736,025
     40,422  Phillips Petroleum Co                          1,307,844     1,328,873
     13,108  Pioneer Hi Bred International Inc                467,188       563,644
     23,334  Pitney Bowes Inc                                 893,813       947,944
      6,406  Pittston Services Group                          162,278       162,552
     36,853  Placer Dome Inc                                  821,564       962,785
     35,330  PNC Bank Corp                                  1,004,700       927,413
      6,959  Polaroid Corp                                    239,660       303,586
      4,548  Potlatch Corp                                    184,329       180,215
     31,853  PPG Industries Inc                             1,214,360     1,361,716
     21,329  Praxair Inc                                      437,775       554,554
      9,453  Premark International Inc                        368,001       495,101
     30,032  Price/Costco Inc+                                480,368       506,790
    106,171  Procter & Gamble Co                            6,140,576     7,365,613
     14,859  Providian Corp                                   497,010       570,214
     37,812  Public Services Enterprise Group               1,079,674     1,039,830
      4,146  Pulte Corp                                       108,375       111,942
     20,614  Quaker Oats Co                                   730,280       716,337
     15,533  Ralston-Purina Group                             612,973       807,716
      6,737  Raychem Corp                                     252,120       295,586
     19,027  Raytheon Co                                    1,260,170     1,538,809
     12,348  Reebok International Ltd                         397,329       438,354
      8,056  Republic New York Corp                           470,412       453,150
      9,689  Reynolds Metals Co                               485,015       578,918
     12,984  Rite Aid Corp                                    273,919       363,552
      6,031  Roadway Services Inc                             364,508       331,705
     33,488  Rockwell International Corp                    1,254,735     1,498,588
     10,500  Rohm & Haas Co                                   618,851       627,375
     13,011  Rowan Co Inc+                                    105,717       105,714

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     82,824  Royal Dutch Petroleum Co                    $  8,959,408  $  9,876,762
     24,798  Rubbermaid Inc                                   696,179       737,741
      6,070  Russell Corp                                     177,177       166,925
      8,151  Ryan's Family Steak House+                        60,994        61,133
     12,200  Ryder System Inc                                 306,783       295,850
      9,737  SAFECO Corp                                      548,935       629,254
      8,901  Safety-Kleen Corp                                144,699       120,164
     16,378  Salomon Inc                                      718,149       628,506
     13,930  Santa Fe Energy Resources Inc+                   130,217       132,335
     23,435  Santa Fe Pacific Corp                            420,860       664,968
     20,288  Santa Fe Pacific Gold Corp                       306,618       245,992
     74,067  Sara Lee Corp                                  1,746,062     2,055,359
     93,916  SBC Communication Inc                          3,982,383     4,754,498
     68,993  SCEcorp                                        1,141,392     1,147,009
     57,480  Schering-Plough Corp                           1,955,536     2,680,005
     37,446  Schlumberger Ltd                               2,251,079     2,415,267
     11,805  Scientific-Atlanta Inc                           216,377       236,100
     23,417  Scott Paper Co                                   661,930     1,085,963
     57,558  Seagram Co Ltd                                 1,719,238     2,129,646
     59,945  Sears Roebuck & Co                             1,600,562     1,940,719
     14,875  Service Corp International                       391,969       520,625
      3,581  Shared Medical System Corp                        99,358       132,049
     19,857  Shawmut National Corp                            470,726       642,870
     13,186  Sherwin Williams Co                              432,300       473,048
      6,360  Shoney's Inc+                                    101,254        73,935
      7,683  Sigma Aldrich Corp                               293,371       368,784
     24,506  Silicon Graphics Inc+                            847,951     1,035,379
      6,297  Snap-On Inc                                      233,907       258,177
     13,352  Sonat Inc                                        417,401       423,926
    102,708  Southern Co                                    2,068,549     2,169,707
     22,195  Southwest Airlines Co                            595,540       574,296
      3,123  Springs Industries Inc Class A                   109,292       134,679
     53,842  Sprint Corp                                    1,877,289     1,911,391
      7,190  St Jude Medical Inc+                             256,919       428,704
     13,062  St Paul Co Inc                                   555,386       708,614

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
      6,838  Stanley Works                               $    273,072  $    302,582
     14,752  Stone Container Corp+                            233,158       320,856
      7,677  Stride Rite Corp                                 102,077        86,366
     11,644  Sun Co Inc                                       332,754       310,022
     14,764  Sun Microsystems Inc+                            424,937       854,467
     17,754  SunTrust Banks Inc                               873,301     1,089,652
     10,773  Super Value Inc                                  326,554       319,150
     28,163  Sysco Corp                                       712,428       809,686
     17,931  Tandem Computers Inc+                            237,150       219,655
     11,385  Tandy Corp                                       461,097       707,293
      5,059  Tektronix Inc                                    168,411       230,817
    100,797  Tele-Communication Inc Class A+                1,689,575     1,864,745
      8,528  Teledyne Inc                                     165,720       203,798
     13,552  Tellabs Inc+                                     648,260       633,556
      8,664  Temple-Inland Inc                                412,074       448,362
     30,806  Tenet Healthcare Corp+                           462,308       489,045
     27,982  Tenneco Inc                                    1,334,624     1,357,127
     40,079  Texaco Inc                                     2,552,408     2,595,115
     28,832  Texas Instruments Inc                          1,233,467     2,158,796
     34,844  Texas Utilities Co                             1,250,080     1,210,829
     13,137  Textron Inc                                      721,363       899,885
      3,077  Thomas & Betts Corp                              198,592       207,698
     58,646  Time Warner Inc                                2,205,815     2,470,463
     17,285  Times Mirror Co Class A                          380,632       529,353
      4,775  Timken Co                                        167,071       215,472
     11,208  TJX Companies Inc                                247,036       140,100
     11,054  Torchmark Corp                                   467,495       442,160
     42,828  Toys R Us Inc+                                 1,455,454     1,113,528
     10,666  Transamerica Corp                                571,915       725,288
     49,407  Travelers Inc                                  1,804,891     2,371,536
     10,149  Tribune Co                                       565,419       679,983
      4,446  Trinova Corp                                     152,149       163,391
     10,006  TRW Inc                                          678,982       779,217
     11,747  Tyco International Inc                           570,699       694,541
     15,136  U.S. Bancorp                                     391,295       433,268

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     24,712  U.S. Healthcare Inc                         $  1,010,879  $    790,784
      3,591  U.S. Life Corp                                   133,251       154,862
     72,750  U.S. West Inc                                  3,050,630     3,164,625
     33,116  Unicom Corp                                      829,816       931,388
     24,749  Unilever NV                                    2,745,497     3,059,595
     10,850  Union Camp Corp                                  511,425       617,094
     21,151  Union Carbide Corp                               583,128       750,861
     15,816  Union Electric Co                                567,604       563,445
     31,684  Union Pacific Corp                             1,823,704     2,075,302
     26,398  Unisys Corp+                                     276,072       211,184
     26,705  United Healthcare Corp                         1,221,762     1,128,286
      8,823  United States Surgical                           203,350       223,884
     19,023  United Technologies Corp                       1,237,175     1,586,043
     37,730  Unocal Corp                                    1,076,668     1,098,886
     11,183  UNUM Corp                                        549,483       536,784
     26,722  Upjohn Co                                        835,394     1,132,345
      9,528  USAir Group Inc+                                  87,002        77,415
     17,105  USF & G Corp                                     251,755       310,028
     30,184  UST Inc                                          838,679       822,514
     45,888  USX - Marathon Group                             812,895       946,440
     12,592  USX - US Steel Group                             446,346       412,388
      6,428  Varity Corp+                                     242,903       292,474
      9,817  VF Corp                                          482,786       537,481
     55,560  Viacom Inc Class B+                            2,232,861     2,701,605
     26,489  Wachovia Corp                                    924,712     1,052,938
    354,915  Wal Mart Stores Inc                            8,887,407     8,739,782
     37,960  Walgreen Co                                      779,045       930,020
     20,802  Warner Lambert Co                              1,479,637     1,879,981
      7,568  Wells Fargo & Co                               1,133,974     1,410,486
     15,723  Wendy's International Inc                        252,496       308,564
      8,192  Western Atlas Inc+                               356,239       371,712
     55,177  Westinghouse Electric Corp                       744,211       751,787
     10,442  Westvaco Corp                                    367,966       460,753
     31,805  Weyerhaeuser Co                                1,342,571     1,463,030
     11,395  Whirlpool Corp                                   627,993       621,028

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

  SHARES     SECURITY NAME                                   COST         VALUE
             COMMON STOCKS (CONTINUED)
     16,178  Whitman Corp                                $    260,336  $    323,560
      8,479  Willamette Industries Inc                        580,516       582,931
     15,691  Williams Co Inc                                  468,072       574,683
     11,748  Winn-Dixie Stores Inc                            596,955       699,006
     74,693  WMX Technologies Inc                           2,129,915     2,194,107
     20,433  Woolworth Corp                                   374,614       273,291
     14,028  Worthington Industries Inc                       280,311       280,560
     17,958  Wrigley (Wm) Jr Co                               803,959       810,355
     16,532  Xerox Corp                                     1,642,245     1,996,239
      4,332  Yellow Corp                                       82,219        61,190
      7,252  Zenith Electronic Corp+                           66,196        61,642
      1,920  Zurn Industries Inc                               44,187        42,000
                                                         ------------  ------------

             TOTAL COMMON STOCKS                         $536,013,067  $638,613,538

MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                     YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                           MATURITY          DATE         VALUE
             SHORT-TERM INSTRUMENTS - 9.95%
$   471,000  U.S. Treasury Bills*                       5.20 %        09/28/95   $    469,090
  2,348,000  U.S. Treasury Bills*                       5.38          10/12/95      2,333,691
 19,152,000  U.S. Treasury Bills*                       5.39          10/19/95     19,015,831
 16,991,000  U.S. Treasury Bills*                       5.40          11/02/95     16,835,889
  2,149,000  U.S. Treasury Bills*                       5.41          11/09/95      2,127,168
 26,969,000  U.S. Treasury Bills*                       5.41          11/16/95     26,666,651
  2,367,000  U.S. Treasury Bills*                       5.42          11/24/95      2,337,746
    626,000  U.S. Treasury Bills*                       5.54          09/21/95        624,114
                                                                                 ------------

             TOTAL SHORT-TERM INSTRUMENTS                                        $ 70,410,180
             (Cost $70,399,099)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $606,412,166)** (Notes 1 and 3)   100.21 %                   $709,023,718
              Other Assets and Liabilities, Net        (0.21)                      (1,507,025)
                                                      ------                     ------------

              TOTAL NET ASSETS                        100.00 %                   $707,516,693
                                                      ------                     ------------
                                                      ------                     ------------

-------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * THESE U.S. TREASURY BILLS ARE PLEDGED AS COLLATERAL FOR SECURITY CONTRACTS. SEE NOTE 1.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 111,360,315
Gross Unrealized Depreciation      (8,748,763)
                                -------------

NET UNREALIZED APPRECIATION     $ 102,611,552
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MANAGED SERIES INVESTMENT TRUST -- SHORT-INTERMEDIATE TERM MASTER
SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             CORPORATE BONDS & NOTES - 27.48%
             CORPORATE NOTES - 23.14%
$   500,000  Associates Corp of North America                     7.80 %        03/13/00   $    524,725
    250,000  BankAmerica Corp                                     8.38          03/15/02        269,870
    500,000  Comdisco Inc                                         7.25          04/15/98        509,330
    250,000  First Union Bank                                     6.75          11/15/98        251,530
    250,000  Ford Holdings                                        9.25          07/15/97        262,723
    250,000  NBD Bancorp Inc                                      6.55          06/02/97        252,138
    500,000  Norwest Financial Inc                                7.88          02/15/02        531,390
    198,000  Sears Roebuck & Co                                   9.25          08/01/97        208,292
                                                                                           ------------

                                                                                           $  2,809,998

             YANKEE BONDS - 4.34%
$   500,000  Westpac Banking (Australia)                          7.88 %        10/15/02   $    527,495
                                                                                           ------------

             TOTAL CORPORATE BONDS & NOTES                                                 $  3,337,493
             (Cost $3,289,502)

             U.S. GOVERNMENT AGENCY SECURITIES - 15.43%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.43%
$   900,784  Federal National Mortgage Assoc                      7.00 %        06/01/09   $    902,188
    967,960  Federal National Mortgage Assoc                      7.50          05/01/25        970,980
                                                                                           ------------

             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  1,873,168
             (Cost $1,830,983)

             U.S. TREASURY SECURITIES - 51.83%
             U.S. TREASURY BONDS - 21.68%
$ 2,000,000  U.S. Treasury Bonds                                 10.75 %        08/15/05   $  2,632,180

MANAGED SERIES INVESTMENT TRUST -- SHORT-INTERMEDIATE TERM MASTER
SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
             U.S. TREASURY NOTES - 30.15%
$ 3,500,000  U.S. Treasury Notes                                  8.50 %        07/15/97   $  3,661,315
                                                                                           ------------

             TOTAL U.S. TREASURY SECURITIES                                                $  6,293,495
             (Cost $6,075,974)

             SHORT-TERM INSTRUMENTS - 4.84%
             REPURCHASE AGREEMENTS - 4.84%
$   588,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.80 %        09/03/95   $    588,000
             (Cost $588,000)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $11,784,459)* (Notes 1 and 3)                99.58%                    $ 12,092,156
              Other Assets and Liabilities, Net                   0.42                           50,861
                                                                ------                     ------------

              TOTAL NET ASSETS                                  100.00%                    $ 12,143,017
                                                                ------                     ------------
                                                                ------                     ------------

-------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $     338,072
Gross Unrealized Depreciation         (30,375)
                                -------------

NET UNREALIZED APPRECIATION     $     307,697
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO -- U.S. TREASURY ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE         VALUE
             U.S. TREASURY SECURITIES - 39.56%
             U.S. TREASURY BONDS - 19.37%
$ 1,000,000  U.S. Treasury Bonds                                  7.13 %        02/15/23   $  1,045,311
  1,000,000  U.S. Treasury Bonds                                  7.25          05/15/16      1,054,061
    500,000  U.S. Treasury Bonds                                  7.50          11/15/24        548,125
    600,000  U.S. Treasury Bonds                                  7.63          11/15/22        664,125
  3,100,000  U.S. Treasury Bonds                                  7.88          02/15/21      3,500,089
    100,000  U.S. Treasury Bonds                                  8.00          08/15/01        101,906
    800,000  U.S. Treasury Bonds                                  8.13          08/15/19        924,500
  1,000,000  U.S. Treasury Bonds                                  8.13          08/15/21      1,161,875
    800,000  U.S. Treasury Bonds                                  8.75          05/15/17        977,500
  1,000,000  U.S. Treasury Bonds                                  9.00          11/15/18      1,256,250
    700,000  U.S. Treasury Bonds                                  9.88          11/15/15        939,093
                                                                                           ------------

                                                                                           $ 12,172,835

             U.S. TREASURY NOTES - 20.19%
$ 2,900,000  U.S. Treasury Notes                                  7.50 %        11/15/01   $  3,095,750
    800,000  U.S. Treasury Notes                                  7.50          05/15/02        857,500
  1,800,000  U.S. Treasury Notes                                  7.75          02/15/01      1,934,435
  1,500,000  U.S. Treasury Notes                                  7.88          08/15/01      1,626,563
  1,400,000  U.S. Treasury Notes                                  8.00          05/15/01      1,524,250
  3,300,000  U.S. Treasury Notes                                  8.50          11/15/00      3,648,563
                                                                                           ------------

                                                                                           $ 12,687,061

             TOTAL U.S. TREASURY SECURITIES                                                $ 24,859,896
             (Cost $24,511,593)

MASTER INVESTMENT PORTFOLIO -- U.S. TREASURY ALLOCATION MASTER SERIES -- AUGUST 31, 1995 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE         VALUE
             SHORT-TERM INSTRUMENTS - 50.48%
             U.S. TREASURY BILLS - 50.48%
$   685,000  U.S. Treasury Bills                                  5.37 %        10/05/95   $    681,521
     61,000  U.S. Treasury Bills                                  5.38          10/12/95         60,628
    422,000  U.S. Treasury Bills                                  5.39          10/19/95        419,000
  5,921,000  U.S. Treasury Bills                                  5.40          11/02/95      5,866,947
    632,000  U.S. Treasury Bills                                  5.41          11/09/95        625,580
 12,344,000  U.S. Treasury Bills                                  5.41          11/16/95     12,205,611
     91,000  U.S. Treasury Bills                                  5.42          11/24/95         89,877
 11,803,000  U.S. Treasury Bills                                  5.54          09/21/95     11,767,431
                                                                                           ------------

             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 31,716,595
             (Cost $31,714,959)

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $56,226,553)*                                      90.04%              $ 56,576,491
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         9.96                  6,256,727
                                                                      ------               ------------

              TOTAL NET ASSETS                                        100.00%              $ 62,833,218
                                                                      ------               ------------
                                                                      ------               ------------

-------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $     350,353
Gross Unrealized Depreciation            (415)
                                -------------

NET UNREALIZED APPRECIATION     $     349,938
                                -------------
                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
AUGUST 31, 1995

                                        MASTER            MASTER
                                    INVESTMENT        INVESTMENT    MANAGED SERIES
                                     PORTFOLIO         PORTFOLIO  INVESTMENT TRUST
                              ASSET ALLOCATION        BOND INDEX      GROWTH STOCK
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                      $341,695,794      $120,819,329      $145,142,751
  Cash                                 759,535             3,976             1,609
Receivables:
  Dividends and interest             1,283,224         1,683,355            44,745
  Investment securities sold                 0                 0                 0
  Variation margin on
    futures contracts                        0                 0                 0
Prepaid expenses                             0                 0             1,715
Organizational costs (Note
  2)                                         0                 0             8,615
TOTAL ASSETS                       343,738,553       122,506,660       145,199,435
LIABILITIES
PAYABLES:
  Investment securities
    purchased                                0                 0           318,928
  Allocation to beneficial
    interest holders                 1,280,805           707,858            33,449
  Due to sponsor and
    distributor                              0                 0             8,615
  Due to WFB (Note 2)                  200,759            22,602           225,482
  Other                                      0            16,183             4,206
TOTAL LIABILITIES                    1,481,564           746,643           590,680
TOTAL NET ASSETS                  $342,256,989      $121,760,017      $144,608,755
INVESTMENTS AT COST               $307,488,962      $117,335,671      $118,894,811
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AUGUST 31, 1995

                                                                            MASTER
                                                  MANAGED SERIES        INVESTMENT
                                        MASTER  INVESTMENT TRUST         PORTFOLIO
                                    INVESTMENT            SHORT-              U.S.
                                     PORTFOLIO      INTERMEDIATE          TREASURY
                                 S&P 500 INDEX              TERM        ALLOCATION
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                      $709,023,718       $12,092,156       $56,576,491
  Cash                                  27,981             1,390             1,130
Receivables:
  Dividends and interest             1,753,979           122,510           481,198
  Investment securities sold                 0                 0        11,753,406
  Variation margin on
    futures contracts                  216,525                 0                 0
Prepaid expenses                             0                 0                 0
Organizational costs (Note
  2)                                         0             8,615                 0
TOTAL ASSETS                       711,022,203        12,224,671        68,812,225
LIABILITIES
PAYABLES:
  Investment securities
    purchased                          400,289                 0         5,637,219
  Allocation to beneficial
    interest holders                 3,009,501            72,058           310,023
  Due to sponsor and
    distributor                              0             8,615                 0
  Due to WFB (Note 2)                   82,269                 0            31,765
  Other                                 13,451               981                 0
TOTAL LIABILITIES                    3,505,510            81,654         5,979,007
TOTAL NET ASSETS                  $707,516,693       $12,143,017       $62,833,218
INVESTMENTS AT COST               $606,412,166       $11,784,459       $56,226,553
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                        MASTER            MASTER
                                    INVESTMENT        INVESTMENT    MANAGED SERIES
                                     PORTFOLIO         PORTFOLIO  INVESTMENT TRUST
                              ASSET ALLOCATION        BOND INDEX      GROWTH STOCK
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                        $ 2,031,277        $        0        $  166,342
  Interest                           5,641,150         4,140,373           314,028
TOTAL INVESTMENT INCOME              7,672,427         4,140,373           480,370
EXPENSES (NOTE 2)
  Advisory fees                        565,631            53,526           353,864
  Legal and audit                            0            10,083            10,889
  Directors fees                             0             3,277               736
TOTAL EXPENSES                         565,631            66,886           365,489
Less:
  Waived fees by WFB (Note
    2)                                       0            (7,652)          (10,890)
NET EXPENSES                           565,631            59,234           354,599
NET INVESTMENT INCOME                7,106,796         4,081,139           125,771
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments          (1,616,609)         (180,711)       12,646,130
  Net realized gain (loss)
    on sale of futures
    contracts                                0                 0                 0
  Net change in unrealized
    appreciation of
    investments                     34,586,900         4,731,944        20,874,380
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0                 0
NET GAIN ON INVESTMENTS             32,970,291         4,551,233        33,520,510
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS         $40,077,087        $8,632,372       $33,646,281
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                                                            MASTER
                                                  MANAGED SERIES        INVESTMENT
                                        MASTER  INVESTMENT TRUST         PORTFOLIO
                                    INVESTMENT            SHORT-              U.S.
                                     PORTFOLIO      INTERMEDIATE          TREASURY
                                 S&P 500 INDEX              TERM        ALLOCATION
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                        $ 7,142,129          $      0        $        0
  Interest                           1,364,006           482,096         2,017,329
TOTAL INVESTMENT INCOME              8,506,135           482,096         2,017,329
EXPENSES (NOTE 2)
  Advisory fees                        148,062            28,386            90,916
  Legal and audit                       10,939            10,889                 0
  Directors fees                         3,291               125                 0
TOTAL EXPENSES                         162,292            39,400            90,916
Less:
  Waived fees by WFB (Note
    2)                                 (14,230)          (11,015)                0
NET EXPENSES                           148,062            28,385            90,916
NET INVESTMENT INCOME                8,358,073           453,711         1,926,413
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sale of investments           1,112,985            13,758         1,225,869
  Net realized gain (loss)
    on sale of futures
    contracts                        5,024,364                 0                 0
  Net change in unrealized
    appreciation of
    investments                     74,002,262           300,619           795,344
  Net change in unrealized
    appreciation of futures
    contracts                          323,700                 0                 0
NET GAIN ON INVESTMENTS             80,463,311           314,377         2,021,213
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS         $88,821,384          $768,088        $3,947,626
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               MASTER INVESTMENT PORTFOLIO ASSET
                                        ALLOCATION MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income           $  7,106,796       $ 9,844,287
  Net realized gain (loss)
    on sale of investments          (1,616,609)          292,999
  Net realized gain on sale
    of futures contracts                     0                 0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                     34,586,900          (380,068)
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          40,077,087         9,757,218
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTERESTS
 TRANSACTIONS                        8,435,809       283,986,875
INCREASE (DECREASE) IN NET
 ASSETS                             48,512,896       293,744,093
NET ASSETS:
Beginning net assets               293,744,093                 0
ENDING NET ASSETS                 $342,256,989      $293,744,093
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                MASTER INVESTMENT PORTFOLIO BOND
                                             INDEX MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income            $ 4,081,139       $ 4,037,719
  Net realized gain (loss)
    on sale of investments            (180,711)         (498,410)
  Net realized gain on sale
    of futures contracts                     0                 0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                      4,731,944        (1,248,285)
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           8,632,372         2,291,024
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTERESTS
 TRANSACTIONS                        5,119,165       105,717,456
INCREASE (DECREASE) IN NET
 ASSETS                             13,751,537       108,008,480
NET ASSETS:
Beginning net assets               108,008,480                 0
ENDING NET ASSETS                 $121,760,017      $108,008,480
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 MANAGED SERIES INVESTMENT TRUST     MASTER INVESTMENT PORTFOLIO S&P
                                      GROWTH STOCK MASTER SERIES             500 INDEX MASTER SERIES
                              ----------------------------------  ----------------------------------
                                   (UNAUDITED)           FOR THE       (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED           FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,  SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995   AUGUST 31, 1995              1995
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income            $   125,771        $   89,980       $ 8,358,073       $ 8,827,173
  Net realized gain (loss)
    on sale of investments          12,646,130         2,269,409         1,112,985         2,143,795
  Net realized gain on sale
    of futures contracts                     0                 0         5,024,364           158,998
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                     20,874,380         5,373,560        74,002,262        28,609,290
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0           323,700         1,217,675
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          33,646,281         7,732,949        88,821,384        40,956,931
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTERESTS
 TRANSACTIONS                       14,079,220        89,150,305       133,089,935       444,648,443
INCREASE (DECREASE) IN NET
 ASSETS                             47,725,501        96,883,254       221,911,319       485,605,374
NET ASSETS:
Beginning net assets                96,883,254                 0       485,605,374                 0
ENDING NET ASSETS                 $144,608,755       $96,883,254      $707,516,693      $485,605,374
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 MANAGED SERIES INVESTMENT TRUST
                           SHORT-INTERMEDIATE TERM MASTER SERIES
                           -------------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income             $  453,711        $  434,074
  Net realized gain (loss)
    on sale of investments              13,758          (267,700)
  Net realized gain on sale
    of futures contracts                     0                 0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                        300,619             7,078
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS             768,088           173,452
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTERESTS
 TRANSACTIONS                       (2,915,084)       14,116,561
INCREASE (DECREASE) IN NET
 ASSETS                             (2,146,996)       14,290,013
NET ASSETS:
Beginning net assets                14,290,013                 0
ENDING NET ASSETS                  $12,143,017       $14,290,013
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                MASTER INVESTMENT PORTFOLIO U.S.
                               TREASURY ALLOCATION MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
  Net investment income            $ 1,926,413       $ 2,996,075
  Net realized gain (loss)
    on sale of investments           1,225,869        (2,077,444)
  Net realized gain on sale
    of futures contracts                     0                 0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                        795,344          (445,406)
  Net change in unrealized
    appreciation of futures
    contracts                                0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS         $ 3,947,626        $  473,225
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTERESTS
 TRANSACTIONS                        2,024,078        56,388,289
INCREASE (DECREASE) IN NET
 ASSETS                              5,971,704        56,861,514
NET ASSETS:
Beginning net assets                56,861,514                 0
ENDING NET ASSETS                  $62,833,218       $56,861,514
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Master Investment Portfolio ("Master Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Master Portfolio was organized on October 21, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. Master Portfolio is currently authorized to issue fourteen separate diversified portfolios (the "Master Series"), of which the following have commenced operations: LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, LifePath 2040 Master Series, Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series. The following significant accounting policies are consistently followed by Master Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The financial statements for each of the LifePath Master Series are presented separately.

    SECURITY VALUATION

    The securities of each Master Series (except debt securities) are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by Master Portfolio's Board of Trustees.

    SECURITY TRANSACTIONS AND REVENUE RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    FEDERAL INCOME TAXES

    Each Master Series of Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Series therefore believes that it will not be subject to any federal income tax on its income and any net capital gains. However, each investor in a Master Series will be taxable on its allocable share of the partnership's income and capital gains. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that each Master Series' assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the respective Master Series.

    FUTURES CONTRACTS

    The S&P 500 Index Master Series may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into such a contract, a Master Series is required to pledge to the broker an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Series as unrealized gains or losses. When the contract is closed, the Master Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Securities and Exchange Commission, the S&P 500 Index Master Series is required to segregate cash or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. As of August 31, 1995, the S&P 500 Index Master Series had the following open futures contracts:

                                                              NOTIONAL           NET
                                                              CONTRACT    UNREALIZED
NUMBER OF CONTRACTS             TYPE    EXPIRATION DATE          VALUE  APPRECIATION
------------------------------------------------------------------------------------
127                    S&P 500 Index      December 1995  $  36,033,075   $  204,825
124                    S&P 500 Index     September 1995     34,896,700    1,336,550

    The S&P 500 Index Master Series has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $2,810,000.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Master Portfolio has entered into an investment advisory agreement on behalf of the Master Series with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the agreement, WFB has agreed to provide investment guidance and policy direction in connection with daily portfolio management of each Master Series. For the Asset Allocation Master Series, the Bond Index Master Series, the S&P 500 Index Master Series, and the U.S. Treasury Allocation Master Series, WFB is entitled to be compensated monthly, at annual rates of 0.35%, 0.08%, 0.05% and 0.30% of the respective average daily net assets of each of these Master Series.

    In connection with the Asset Allocation Master Series, the Bond Index Master Series, the S&P 500 Index Master Series and the U.S. Treasury Allocation Master Series, the Master Portfolio and WFB have entered into sub-advisory agreements with Wells Fargo Nikko Investment Advisors ("WFNIA"). WFNIA is an affiliate of Wells Fargo & Company. Pursuant to Sub-Advisory Agreements, WFNIA, subject to the supervision and approval of WFB, provides investment advisory assistance and the day-to-day management of each Master Series' assets, subject to the overall

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

authority of the Master Portfolio's Board of Trustees. For providing these services, WFNIA is entitled to be compensated by WFB monthly at the annual rate of 0.20%, 0.07%, 0.04% and 0.15% of the average daily net assets of the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Series, respectively.

    In addition, Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for these Master Series. Custody fees are paid to WFITC from the subadvisory fee paid to WFNIA.

    On June 21, 1995, Wells Fargo & Co. and The Nikko Securities Co., Ltd. signed a definitive agreement to sell their partnership interests in WFNIA to Barclays Bank PLC ("Barclays") of the U.K.. The sale, which is subject to the approval of appropriate regulatory authorities, is expected to close in the fourth quarter of 1995.

    Barclays is one of the oldest and largest financial institutions in the world, with approximately $264 billion in total assets at June 30, 1995. Barclays has indicated an intention to reorganize WFNIA into one of WFNIA's two current partners, which would be renamed BZW Global Investors. Barclays and its affiliates have considerable experience in managing fund assets and had approximately $35 billion of quantitative fund assets under management, as of June 30, 1995. The BZW Division of Barclays offers a full range of investment banking, capital markets and asset management services.

    Under the Investment Company Act of 1940, this proposed change in control of WFNIA would result in an assignment and termination of the current Sub-Investment Advisory Agreements among WFNIA, Wells Fargo Bank and the Master Series. Subject to approval of the Company's Board of Directors, it is contemplated that a special meeting of shareholders of the Master Series will be convened to consider a new Advisory Agreement with WFNIA's successor as the primary adviser to each Master Series, which will become effective only upon the change in control of WFNIA. It is not anticipated that the proposed change in control will change the investment objective or overall investment strategy of the Master Series.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Series, has paid all expenses in connection with the Master Series' organization and initial registration. Pursuant to the Administration Agreement, Stephens has agreed to assume all operating expenses of the Asset Allocation Master Series and the U.S. Treasury Allocation Master Series, except for advisory fees, interest, brokerage fees and commissions, if any, costs of independent pricing services and any extraordinary expenses.

    Certain fees have been waived by WFB for the Bond Index Master Series and S&P 500 Index Master Series for the six months ended August 31, 1995. Waived fees continue at the discretion of WFB.

    Certain officers and directors of Master Portfolio are also officers of Stephens. As of August 31, 1995, these officers of Stephens collectively owned less than 1% of the Master Series' outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each Master Series for the six months ended August 31, 1995 are as follows:

                                            ASSET                                 U.S. TREASURY
AGGREGATE PURCHASES                    ALLOCATION     BOND INDEX   S&P 500 INDEX     ALLOCATION
AND SALES OF:                       MASTER SERIES  MASTER SERIES   MASTER SERIES  MASTER SERIES
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                $   13,722,922  $  11,207,608  $            0  $  61,371,002
  Sales proceeds                      128,239,049      4,634,035               0     93,318,139
OTHER SECURITIES:
  Purchases at cost                    33,060,483      6,332,759     111,485,607              0
  Sales proceeds                        1,418,072      3,527,605       5,671,401              0

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

4. FINANCIAL HIGHLIGHTS

    The portfolio turnover rates, excluding short-term securities, for the Master Series are as follows:

                                                                                          U.S.
                                                                          S&P 500     TREASURY
                                                 ASSET   BOND INDEX         INDEX   ALLOCATION
                                            ALLOCATION       MASTER        MASTER       MASTER
PORTFOLIO TURNOVER                       MASTER SERIES       SERIES        SERIES       SERIES
----------------------------------------------------------------------------------------------
For the Period from May 26, 1994
 (commencement of operations) to
 February 28, 1995                                 23%          37%            5%          87%
For the Six Months Ended August 31,
 1995 (Unaudited)                                  19%           7%            1%         178%

5. ORGANIZATION OF THE MASTER SERIES

    At a special meeting held January 31, 1994, the shareholders of the Asset Allocation Fund, Bond Index Fund, S&P 500 Stock Fund and U.S. Treasury Allocation Fund (the "Funds") approved the reorganization of certain Funds into a "master-feeder" structure, whereby the existing funds invest all of their assets in a corresponding series of the Master Portfolio. As of May 25, 1994, the Funds transferred their investments to the corresponding Master Series of Master Portfolio in exchange for shares in the corresponding Master Series. The transfer of assets was accomplished as a tax-free exchange. The investments transferred had costs of $221,581,217, $16,556,893, $157,312,274 and
$51,537,523, and unrealized appreciation (depreciation) of $(9,431,883), $(939,294), $1,692,082 and $(1,788,579), respectively.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Managed Series Investment Trust ("Master Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Master Trust was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 28, 1993. The Master Trust consists of eight separate portfolios (the "Master Series"): Growth Stock Master Series, Short-Intermediate Term Master Series, Growth and Income Master Series, California Tax-Free Intermediate Income Master Series, California Tax-Free Money Market Master Series, California Tax-Free Short-Term Income Master Series, Tax-Free Intermediate Income Master Series and the Tax-Free Money Market Master Series. At August 31, 1995 the Growth and Income Master Series, California Tax-Free Intermediate Income Master Series, California Tax-Free Money Market Master Series, California Tax-Free Short-Term Income Master Series, Tax-Free Intermediate Income Master Series and the Tax-Free Money Market Master Series had not yet commenced operations. The following significant accounting policies are consistently followed by the Master Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    SECURITY VALUATION

    The securities of each Master Series are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by Master Trust's Board of Trustees.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    SECURITY TRANSACTIONS AND REVENUE RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    FEDERAL INCOME TAXES

    Each Master Series of the Master Trust intends to qualify for federal income tax purposes as a partnership. Each Master Series therefore believes that it will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Series will be taxable on its allocable share of the partnership's income. The determination of such share will be made in accordance with the Code. It is intended that each Master Series' assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that an investment company invested all of its assets in a Master Series.

    ORGANIZATION EXPENSES
    Stephens has charged the Master Series for expenses incurred in connection with organization and registration as investment companies under the Investment Company Act of 1940. Such expenses are being amortized on a straight-line basis over 60 months from the date the Master Series commenced operations. In the event any of the initial beneficial interests are redeemed during the 60 month amortization period, Stephens will reimburse the Series for the unamortized balance of such organizational costs in the same proportion as the number of beneficial interests reduced bears to the number of initial beneficial interests outstanding at the time of redemption.

    REPURCHASE AGREEMENTS
    Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

any, are detailed in each Master Series' Portfolio of Investments. The adviser to the Master Series pools the Master Series' cash and invests in repurchase agreements entered into by the Master Series. The Master Series' prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements held in the Master Series as of August 31, 1995 are collateralized by U.S. government securities. The repurchase agreements were entered into on August 31, 1995.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
    The Master Trust has entered into an advisory contract on behalf of the Growth Stock Master Series and the Short-Intermediate Term Master Series with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to furnish each Master Series with investment guidance and policy direction in connection with daily portfolio management. The advisory contracts for the Growth Stock Master Series and the Short-Intermediate Term Master Series provide for advisory fees, which are accrued daily and paid monthly, at annual rates of 0.60% and 0.45% of the average daily net assets of each of these Master Series, respectively.

    On June 21, 1995, Wells Fargo & Co. and The Nikko Securities Co., Ltd. signed a definitive agreement to sell their partnership interests in Wells Fargo Nikko Investment Advisors to Barclays Bank PLC of the United Kingdom. The sale, which is subject to the approval of appropriate regulatory authorities, is expected to close in the fourth quarter of 1995. In connection with the sale, each of the interestholders of the Growth Stock and Short-Intermediate Term Master Portfolios will be asked to approve a proposed investment advisory contract appointing BZW Global Investors as the respective Master Portfolio's investment adviser and a proposed sub-advisory contract appointing Wells Fargo Bank as the respective Master Portfolio's sub-adviser. Interestholders will be mailed additional information regarding the sale and the proposed advisory arrangements later this year.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, excluding short-term securities, for each series for the six months ended were as follows:

                                                                       SHORT-INTERMEDIATE
AGGREGATE PURCHASES                                      GROWTH STOCK             TERM
 AND SALES OF:                                          MASTER SERIES    MASTER SERIES
--------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                     $           0   $      930,421
  Sales proceeds                                                    0        4,972,249
OTHER SECURITIES:
  Purchases at cost                                        91,990,762        2,498,284
  Sales proceeds                                           84,265,417           62,418

4. FINANCIAL HIGHLIGHTS

    The portfolio turnover rates, excluding short-term securities, for the Master Series are as follows:

                                                                       SHORT-INTERMEDIATE
                                                         GROWTH STOCK             TERM
PORTFOLIO TURNOVER                                      MASTER SERIES    MASTER SERIES
--------------------------------------------------------------------------------------
For the Period from May 26, 1994 (commence-
 ment of operations) to February 28, 1995                         93%              96%
For the Six Months Ended August 31, 1995 (Unaudited)              78%              31%

5. ORGANIZATION OF THE MASTER SERIES

    At a special meeting held January 31, 1994, the shareholders of the Growth Stock Fund and the Short-Intermediate Term Fund approved the reorganization of the Funds into a "master-feeder" structure, whereby the existing funds invest all of their assets in a corresponding series of the Managed Series Investment Trust. As of May 25, 1994, the Funds transferred their investments to the corresponding Master Series of Managed Series Investment Trust in exchange for shares in the corresponding Master Series. The investments transferred had costs of $48,121,213 and $7,401,856 and unrealized depreciation of $899,189 and $285,454, respectively.

              MANAGED SERIES INVESTMENT TRUST
                     FILE NO. 811-8140

                          PART C

                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a) Financial Statements:


    (1) The following unaudited Financial Statements for the Registrant's Growth Stock and Short-Intermediate Term Master Series are included in Part B,
Item 23:

         Portfolio of Investments - August 31, 1995
         Statement of Assets and Liabilities - August 31, 1995
         Statement of Operations for the period ended August 31, 1995
         Statement of Changes in Net Assets for the period ended August 31, 1995 Notes to Financial Statements - August 31, 1995

    (2) The audited Financial Statements for the Registrant's Growth Stock and Short-Intermediate Term Master Series are incorporated by reference to Amendment No. 2 to the Registration Statement, filed with the SEC on or about June 27, 1995.


(b)  Exhibits:


    Exhibit
    Number                        Description
    -------                       -----------
      1                 - Declaration of Trust, incorporated by reference
                          to the Registration Statement on Form N-1A filed
                          November 8, 1993.

      2                 - By-Laws, incorporated by reference to the
                          Registration Statement on Form N-1A filed
                          November 8, 1993.

      3                 - Not Applicable


    Exhibit
    Number                        Description
    -------                       -----------
      4                 - Form of Certificate of Beneficial Interest,
                          incorporated by reference to the Registration
                          Statement on Form N-1A filed November 8, 1993.

      5(a)(i)           - Investment Advisory Contract between BZW Barclays
                          Global Fund Advisors and the Registrant on behalf of
                          the Growth Stock Master Series, filed herewith.

       (a)(ii)          - Investment Advisory Contract between BZW Barclays
                          Global Fund Advisors and the Registrant on behalf of the Short-Intermediate Term Master Series, filed herewith.

       (a)(iii)         - Sub-Advisory Contract by and among BZW Barclays
                          Global Fund Advisors, Wells Fargo Bank, N.A. and the
                          Registrant on behalf of the Growth Stock Master
                          Series,filed herewith.

       (a)(iv)          - Sub-Advisory Contract by and among BZW Barclays
                          Global Fund Advisors, Wells Fargo Bank, N.A. and the
                          Registrant on behalf of the Short-Intermediate Term
                          Master Series, filed herewith.

       (a)(v)           - Investment Advisory Contract between Wells Fargo
                          Bank, N.A. and the Registrant on behalf of the Growth
                          Stock Master Series dated March 1, 1994, incorporated by reference to Amendment No. 2 to the Registration
                          Statement, filed June 27, 1995.

       (a)(vi)          - Investment Advisory Contract between Wells Fargo
                          Bank, N.A. and the Registrant on behalf of the Short-Intermediate Term Master Series dated March 1,
                          1994, incorporated by reference to Amendment No. 2 to the Registration Statement, filed June 27, 1995.

      5(b)              - Form of Administration Agreement with Stephens Inc.
                          on behalf of all the Series, incorporated by reference
                          to the Registration Statement on Form N-1A filed
                          November 8, 1993.



    Exhibit
    Number                        Description
    -------                       -----------
      6                 - Form of Placement Agent Agreement with Stephens Inc.,
                          incorporated by reference to the Registration
                          Statement on Form N-1A filed November 8, 1993.

      7                 - Not Applicable

      8(a)              - Form of Custody Agreement with Well Fargo Bank, N.A.,
                          incorporated by reference to the Registration
                          Statement on Form N-1A filed November 8, 1993.

       (b)              - Custody Agreement with BZW Barclays Global Investors,
                           N.A., filed herewith.

      9                 - Form of Agency Agreement with Wells Fargo Bank, N.A.,
                          incorporated by reference to the Registration
                          Statement on Form N-1A filed November 8, 1993.

      10                - Not Applicable

      11                - Not Applicable

      12                - Not Applicable

      13(a)             - Investment Letter, incorporated by reference to
                          Amendment No. 2 to the Registration Statement, filed
                          June 27, 1995.

        (b)             - Investment Letter executed by Stephens,Inc.,
                          incorporated by reference to Amendment No. 3 to the Registration Statement on Form N-1A filed
                          July 19, 1995.


        (c)             - Investment Letter executed by Stagecoach Inc. on
                          behalf of the National Tax-Free Money Market Mutual
                          Fund, incorporated by reference to Amendment
                          No. 3 to the Registration Statement on Form N-1A filed July 19, 1995.

        (d)             - Investment Letter executed by Stagecoach, Inc. on
                          behalf of the Overland National Tax-Free
                          Institutional Money Market Fund, incorporated by reference to Amendment No. 3 to the Registration
                          Statement on Form N-1A filed July 19, 1995.

      14                - Not Applicable

      15                - Not Applicable

    Exhibit
    Number                        Description
    -------                       -----------
      16                - Not Applicable

      27(a)             - Financial Data Schedule - Growth Stock Master Series,
                          incorporated by reference to Amendment No. 2 to the
                          Registration Statement, filed June 27, 1995.

      27(b)             - Financial Data Schedule - Short-Intermediate Term
                          Master Series, incorporated by reference to
                          Amendment No. 2 to the Registration Statement, filed
                          June 27, 1995.



Item 25. Persons Controlled by or under Common Control with
         Registrant.

         No person is controlled by or under common control with Registrant.


Item 26. Number of Holders of Securities.


         As of December 15, 1995, the number of record holders of the Registrant were as follows:


         Title of Class           Number of Record Holders



Growth Stock Master Series                         2

Short-Intermediate Term Master                     2
Series

Item 27. Indemnification.

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 28. Business and Other Connections
         of Investment Adviser.


         BZW Barclays Global Fund Advisors ("BGFA") is a wholly owned subsidiary of BZW Barclays Global Investors, N.A. ("BGI"; formerly, Wells Fargo Institutional Trust Company). BGFA serves as investment adviser to the Registrant's Growth Stock and Short-Intermediate Term Master Series, and to certain other registered open-end management investment companies.



         The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisers ("WFNIA"), and, in some cases, the service business of BGI, the custodian of the Registrant's Master Series. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.




Name and Position               Principal Business(es) During at
at BGFA                         Least the Last Two Fiscal Years
-----------------               --------------------------------
Frederick L.A. Grauer           Chairman and Director of WFNIA and WFITC+
Chairman, Director

Donald L. Luskin                Chief Executive Officer of WFNIA's Defined
Vice Chairman & Director        Contribution Group+

Irving Cohen                    Chief Financial Officer and Chief Operating Officer of Barclays Bank
Director                        PLC, New York Branch and Chief Operating Officer of Barclays
                                Group, Inc. (USA)*:  Previously Chief Financial Officer of Barclays
                                de Zoete Wedd Securities Inc. (1994)*

Andrea M. Zolberti              Chief Financial Officer of WFNIA and WFTIC+
Chief Financial Officer
Chief Administrative
     Officer

Vincent J. Bencivenga           Previously Vice President at State Street Bank & Trust Company++
Chief Fiduciary Officer






*    222 Broadway, New York, New York, 10038.



+     45 Fremont Street, San Francisco, California 94105.


++    One Financial Center, Boston, Massachusetts 02111.





         Wells Fargo Bank, N.A. ("Wells Fargo"), a wholly owned subsidiary of Wells Fargo & Company, serves as sub-investment adviser to the Registrant and, prior to January 1, 1996, served as investment adviser to the Registrant. Wells Fargo currently serves as investment adviser or sub-investment adviser to several other registered open-end management investment companies. Wells Fargo's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.


         To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo also serve as directors of Wells Fargo & Company.


Name and Position            Principal Business(es) and Address(es)
at Wells Fargo Bank          During at Least the Last Two Fiscal Years
-------------------          -----------------------------------------
H. Jesse Arnelle             Senior Partner of Arnelle & Hastie
Director                     455 Market Street
                             San Francisco, CA 94105

                             Director of FPL Group, Inc.
                             700 Universe Blvd.
                             P.O. Box 14000
                             North Palm Beach, FL 33408

William R. Breuner           General Partner in Breuner Associates, Breuner Properties and
Director                     Breuner-Pavarnick Real Estate Developers. Retired Chairman of
                             the Board of Directors of John Breuner Co.
                             2300 Clayton Road, Suite 1570
                             Concord, CA 94520

                             Vice Chairman of the California State Railroad
                             Museum Foundation
                             111 I Street
                             Old Sacramento, CA 95814

William S. Davila            President and Director of The Vons Companies, Inc.
Director                     618 Michillinda Avenue
                             Arcadia, CA 91007

                             Officer of Western Association of Food Chains
                             825 Colorado Blvd. #203
                             Los Angeles, CA 90041

Rayburn S. Dezember          Director of CalMat Co.
Director                     3200 San Fernando Road
                             Los Angeles, CA 90065

                             Director of Tejon Ranch Co.
                             P.O. Box 1000
                             Lebec, CA 93243

                             Director of Turner Casting Corp.
                             P.O. Box 1099
                             Cudahy, CA 90201

                             Director of The Bakersfield Californian
                             P.O. Box 440
                             1707 I Street
                             Bakersfield, CA 93302

                             Director of Kern County Economic Development Corp.
                             P.O. Box 1229
                             2700 M Street, Suite 225


                              Bakersfield, CA 93301

                              Chairman of the Board of Trustees of Whittier College
                              13406 East Philadelphia Avenue
                              P.O. Box 634
                              Whittier, CA 90608

Paul Hazen                    Chairman of the Board of Directors of
Chairman of the               Wells Fargo & Company
Board of Directors            420 Montgomery Street
                              San Francisco, CA 94105

                              Director of Pacific Telesis Group
                              130 Kearny Street
                              San Francisco, CA 94108

                              Director of Phelps Dodge Corp.
                              2600 North Central Avenue
                              Phoenix, AZ 85004

                              Director of Safeway Inc.
                              Fourth and Jackson Streets
                              Oakland, CA 94660

Robert K. Jaedicke            Accounting Professor and Dean Emeritus of
Director                      Graduate School of Business, Stanford University
                              MBA Admissions Office
                              Stanford, CA 94305

                              Director of Homestake Mining Co.
                              650 California Street
                              San Francisco, CA 94108

                              Director of California Water Service Company
                              1720 North First Street
                              San Jose, CA 95112

                              Director of Boise Cascade Corp.
                              1111 West Jefferson Street
                              P.O. Box 50
                              Boise, ID 83728

                              Director of Enron Corp.
                              1400 Smith Street
                              Houston, TX 77002

                              Director of GenCorp, Inc.
                              175 Ghent Road
                              Fairlawn, OH 44333

Paul A. Miller                Chairman of Executive Committee and Director of
Director                      Pacific Enterprises
                              633 West Fifth Street


                              Los Angeles, CA 90071

                              Trustee of Mutual Life Insurance Company of New York
                              1740 Broadway
                              New York, NY 10019

                              Director of Newhall Management Corporation
                              23823 Valencia Blvd.
                              Valencia, CA 91355

                              Trustee of University of Southern California
                              University Park TGF 200
                              665 Exposition Blvd.
                              Los Angeles, CA 90089

Ellen M. Newman               President of Ellen Newman Associates
Director                      323 Geary Street, Suite 507
                              San Francisco, CA 94102

                              Chair of Board of Trustees of
                              University of California at San Francisco Foundation
                              250 Executive Park Blvd., Suite 2000
                              San Francisco, CA 94143

                              Director of American Conservatory Theater
                              30 Grant Avenue
                              San Francisco, CA 94108

                              Director of California Chamber of Commerce
                              1201 K Street, 12th Floor
                              Sacramento, CA 95814

Philip J. Quigley             Chairman, Chief Executive Officer and
Director                      Director of Pacific Telesis Group
                              130 Kearney Street, Rm. 3700
                              San Francisco, CA 94108

                              Director of Varian Associates
                              3050 Hansen Way
                              P.O. Box 10800
                              Palo Alto, CA 94303

Carl E. Reichardt             Chairman and Chief Executive Officer of the
Director                      Board of Directors of Wells Fargo & Company
                              420 Montgomery Street
                              San Francisco, CA 94105

                              Director of Ford Motor Company
                              The American Road
                              Dearborn, MI 48121

                              Director of Hospital Corporation of America,
                              HCA-Hospital Corp. of America

                              One Park Plaza
                              Nashville, TN 37203

                              Director of Pacific Gas and Electric Company
                              77 Beale Street
                              San Francisco, CA 94105

                              Director of Newhall Management Corporation
                              23823 Valencia Blvd.
                              Valencia, CA 91355

Donald B. Rice                President, Chief Operating Officer and Director of
Director                      Teledyne, Inc.
                              2049 Century Park East
                              Los Angeles, CA 90067

                              Director of Vulcan Materials Company
                              One Metroplex Drive
                              Birmingham, AL 35209

                              Retired Secretary of the Air Force

Susan G. Swenson              President and Chief Executive Officer of Cellular One
Director                      651 Gateway Blvd.
                              San Francisco, CA 94080

Chang-Lin Tien                Chancellor of University of California at Berkeley
Director                      UC at Berkeley
                              Berkeley, CA 94720

John A. Young                 President, Director and Chief Executive Officer of
Director                      Hewlett-Packard Company
                              3000 Hanover Street
                              Palo Alto, CA 94304

                              Director of Chevron Corporation
                              225 Bush Street
                              San Francisco, CA 94104

William F. Zuendt             Director of 3Com Corp.
President                     5400 Bayfront Plaza
                              P.O. Box 58145
                              Santa Clara, CA 95052

                              Director of MasterCard International
                              888 Seventh Avenue
                              New York, NY 10106

                              Trustee of Golden Gate University
                              536 Mission Street
                              San Francisco, CA 94163


Item 29.  Principal Underwriters.


         (a) Stephens Inc., placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act a principal underwriter for Overland Express Funds, Inc., Stagecoach Funds, Inc., Stagecoach Inc., Stagecoach Trust, Life & Annuity Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., and Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), and is the exclusive placement agent for Master Investment Trust, Master Investment Portfolio and Managed Series Investment Trust, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., the Nations
Government Income Term Trust 2003, Inc., the Nations Government Income Term Trust 2004, Inc. and the Managed Balance Target Maturity Fund, Inc., which are closed-end management investment companies.


         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (file No. 501-15510).

         (c)  Not applicable.

Item 30.  Location of Accounts and Records.


         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the Rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.



         (b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, California 94105. BGI maintains all Records relating to its services as custodian at the same address.



         (c) Wells Fargo maintains all Records relating to its services as sub-investment adviser beginning January 1, 1996, its services as investment adviser and custodian for the period prior to January 1, 1996, and its services as transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.



         (d) Stephens maintains all Records relating to its services as sponsor, administrator and placement agent at 111 Center Street, Little Rock, Arkansas 72201.


Item 31.  Management Services.


         Other than as set forth under the captions "Item 5. Management of the Trust" in the Prospectus constituting Part A of this Registration Statement and "Item 16. Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contract.



Item 32.  Undertakings.

         (a)  Not applicable.

         (b)  Not applicable.


         (c) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a trustee or trustees if requested in writing by the holders of at least 10% of each Master Portfolio, the outstanding voting securities of Master Investment Trust and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                        SIGNATURES



         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 4 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 2nd day of January, 1996.



                             MANAGED SERIES INVESTMENT TRUST



                             By: /s/ Richard H. Blank, Jr.
                                 ------------------------------
                                 Name:  Richard H. Blank, Jr.
                                 Title: Chief Operating Officer, Secretary
                                        and Treasurer

        MANAGED SERIES INVESTMENT TRUST -- FILE NO. 811-8140
                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940

                            EXHIBIT INDEX


                                                      Sequential
Exhibit Number     Description                         Page No.
--------------     -----------                        ----------
99.B5(a)(i)        Investment Advisory Contract
                   between BZW Barclays Global
                   Fund Advisors and the Registrant
                   on behalf of the Growth
                   Stock Master Series

99.B5(a)(ii)       Investment Advisory Contract
                   between BZW Barclays Global
                   Fund Advisors and the Registrant
                   on behalf of the Short-
                   Intermediate Term Master Series

99.B5(a)(iii)      Sub-Advisory Contract by and
                   among BZW Barclays Global
                   Fund Advisors, Wells Fargo
                   Bank, N.A. and the Registrant
                   on behalf of the Growth
                   Stock Master Series

99.B5(a)(iv)       Sub-Advisory Contract by and
                   among BZW Barclays Global
                   Fund Advisors, Wells Fargo
                   Bank, N.A. and the Registrant
                   on behalf of the Short-
                   Intermediate Term Master
                   Series

99.B8(b)           Custody Agreement with BZW
                   Barclays Global Investors,
                   N.A.
